UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3097

Smith Barney Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: February 28, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MANAGED MUNICIPALS

FUND INC.

CLASSIC SERIES   |   ANNUAL REPORT   |   FEBRUARY 28, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

JOSEPH P. DEANE

PORTFOLIO MANAGER

DAVID T. FARE

PORTFOLIO MANAGER

Classic Series

Annual Report  •  February 28, 2005

SMITH BARNEY MANAGED

MUNICIPALS FUND INC.

JOSEPH P. DEANE

Joseph P. Deane has 35 years of securities business experience and has managed the fund since 1988.

Education: BA in History from Iona College

DAVID T. FARE

David T. Fare has 17 years of securities business experience.

Education: BA
from St. John’s University

FUND OBJECTIVE

The fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The fund invests at least 80% of its assets in municipal securities.

*

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY
GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued
to expand during the 12-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)i growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the
Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004 and February 2005, bringing the target for the federal funds rate to 2.50%. Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75%.

Regardless of the economic expansion and higher interest rates, the overall bond market posted a modest gain during the period. Municipal bond credit quality continued to improve, as municipalities benefited from higher tax revenues, driven by improving economic growth and fiscal discipline. This caused municipal credit quality spreads to tighten.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and
Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

1        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

As always, thank you for your confidence in
our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman,
President and Chief Executive Officer

March 23, 2005

2        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

MANAGER  OVERVIEW

Performance Review

For the 12 months ended
February 28, 2005, Class A shares of the Smith Barney Managed Municipals Fund Inc., excluding sales charges, returned 2.56%. These shares outperformed the Lipper General Municipal Debt Funds Category Average,1 which was 2.18%. The fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,iv returned 2.96% for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Market Overview

Although labor market growth
languished throughout 2003 into the first quarter of 2004, it rose significantly and remained strong in the early spring, and inflation picked up as well.v

After an extended period of
monetary easing, the Fed’s monetary policymaking committee raised its federal funds rate target from a four-decade low of 1.00% to 1.25% at the end of June—the Fed’s first hike in four years. The increase marked a significant reversal from the Fed’s monetary policy position from June 2003, when it last slashed its rate target following a long series of accommodative rate cuts. The rate hike was widely anticipated due to comments from the Fed regarding the momentum behind the economy and signals that it was prepared to push rates higher from their near-historic lows. As a result, bond prices declined and yields rose sharply in April before prices stabilized somewhat in the early summer.

The Fed again raised its fed funds target by 0.25% in August and to 1.75% in September. Given that bond prices had already factored in rate hikes to a significant extent, and coupling this with a lack of inflationary

PERFORMANCE SNAPSHOT

AS
OF FEBRUARY 28, 2005

(excluding sales charges)

(unaudited)

6 Months

12 Months

Class A Shares—Managed Municipals Fund Inc.

2.82
%

2.56
%

Lehman Brothers Municipal Bond Index

2.40
%

2.96
%

Lipper General Municipal Debt Funds Category Average

2.14
%

2.18
%

The performance shown
represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns
assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class 1 shares returned 2.80%, Class B shares returned 2.54%, Class C shares returned 2.52% and Class Y shares returned 2.90% over the six months ended February
28, 2005. Excluding sales charges, Class 1 shares returned 2.52%, Class B shares returned 2.01%, Class C shares returned 1.97% and Class Y shares returned 2.74% over the twelve months ended February 28, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended February 28, 2005, including the reinvestment of dividends and capital gains, if any, calculated among the 296 funds for the six-month period and among the 291 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

pressures, bond prices held up and
actually rose over the third quarter. In September and October, the bond market benefited from falling stock and rising oil prices, which encouraged investors to reallocate capital into fixed income securities.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended February 28, 2005, including the reinvestment of dividends and capital gains, if any, calculated among the 291 funds in the fund’s Lipper category, and excluding sales charges.

3        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Yields on bonds rose as their prices dropped in reaction to an employment report issued in November that yielded surprisingly robust labor market
results.vi The Fed subsequently raised its fed funds rate target by 25 basis pointsvii at its meetings in November and again in December. The Fed tightening continued in 2005, as the Fed raised rates another
0.25% to 2.50% on February 2, 2005. Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75%.

Factors that Influenced Fund Performance

Over the period, the Lehman Brothers Municipal Bond Index returned 2.96%. Although the fund’s lower-duration approach limited its ability to completely participate in the market’s upside moves, this more defensive approach to interest rate risk resulted in a smoother ride for investors who held the fund over the period in comparison to longer-duration portfolios.

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, rising rates result in higher levels of income on new bonds issued in the future. In the recent market and rate environment, we believe that this cautious approach to managing interest rate risk is more prudent than a longer-duration strategy. During the period, we maintained a focus on targeting issues with competitive coupons in a diverse cross-section of market segments that we believed would continue to offer favorable prospects on a risk/reward basis.

Thank you for your investment in the Smith Barney Managed Municipals Fund Inc. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

   Joseph P. Deane   Vice President
and Investment Officer

David T. Fare Vice President and Investment Officer

March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Lower-rated, higher yielding bonds known as
“junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no
deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]

Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

[v]

Source: Bureau of Labor Statistics based upon the growth of non-farm payroll jobs. Inflation data based upon Consumer Price Index/deflation data.

vi

Source: Bureau of Labor Statistics based upon the growth of non-farm payroll jobs.

vii

A basis point is one one-hundredth (1/100 or 0.01) of one percent.

4        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Fund at a Glance (unaudited)

5        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below
titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled
“Expenses Paid During the Period”.

Based on Actual
Total Return(1)

Actual Total Return Without Sales Charges(2)

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period(3)

Class 1

2.80
%

$
1,000.00

$
1,028.00

0.78
%

$
3.92

Class A

2.82

1,000.00

1,028.20

0.71

3.57

Class B

2.54

1,000.00

1,025.40

1.23

6.18

Class C(4)

2.52

1,000.00

1,025.20

1.27

6.38

Class Y

2.90

1,000.00

1,029.00

0.52

2.62

(1)

For the six months ended February 28, 2005.

(2)

Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and
A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)

On April 29, 2004, Class L shares were renamed as Class C shares.

6        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for
Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the
Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period(2)

Class 1

5.00
%

$
1,000.00

$
1,020.93

0.78
%

$
3.91

Class A

5.00

1,000.00

1,021.27

0.71

3.56

Class B

5.00

1,000.00

1,018.70

1.23

6.16

Class C(3)

5.00

1,000.00

1,018.50

1.27

6.36

Class Y

5.00

1,000.00

1,022.22

0.52

2.61

(1)

For the six months ended February 28, 2005.

(2)

Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)

On April 29, 2004 Class L shares were renamed as Class C shares.

7        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Average Annual Total Returns(1) (unaudited)

Without Sales Charges(2)

Class 1

Class A

Class B

Class C(3)

Class Y

Twelve Months Ended 2/28/05

2.52
%

2.56
%

2.01
%

1.97
%

2.74
%

Five Years Ended 2/28/05

N/A

6.86

6.30

6.26

7.05

Ten Years Ended 2/28/05

N/A

5.87

5.32

5.28

N/A

Inception* through 2/28/05

5.51

9.14

6.08

6.31

5.97

With Sales Charges(4)

Class 1

Class A

Class B

Class C(3)

Class Y

Twelve Months Ended 2/28/05

(2.35
)%

(1.54
)%

(2.40
)%

0.99
%

2.74
%

Five Years Ended 2/28/05

N/A

5.99

6.14

6.26

7.05

Ten Years Ended 2/28/05

N/A

5.45

5.32

5.28

N/A

Inception* through 2/28/05

4.37

8.95

6.08

6.31

5.97

Cumulative Total Returns(1) (unaudited)

Without Sales Charges(2)

Class 1 (Inception* through 2/28/05)

27.05
%

Class A (2/28/94 through 2/28/05)

76.98

Class B (2/28/94 through 2/28/05)

67.98

  Class C(3) (2/28/94 through
2/28/05)

67.25

Class Y (Inception* through 2/28/05)

77.54

(1)

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(2)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.

(3)

On April 29, 2004, Class L shares were renamed as Class C shares.

(4)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and A shares reflect the deduction of the maximum sales charge of
4.75% and 4.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by
1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*

The inception dates for Class 1, A, B, C and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

8        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in Class A Shares
of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average†

February 1995 — February 2005

†
Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1995, assuming the reinvestment of dividends and capital gains, if any, at net asset value through February 28,
2005. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General Municipal Debt Funds Average is composed of an average of the Fund’s peer group of 291 mutual funds investing in municipal securities as of February 28, 2005. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and
are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

9        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

LONG-TERM INVESTMENTS — 94.5%

Alabama — 0.8%

Huntsville, AL Solid Waste Disposal Authority & Resource Recovery Revenue, MBIA-Insured:

$ 4,940,000

AAA

5.500% due 10/1/13 (b)

$
5,363,556

8,880,000

AAA

5.500% due 10/1/14 (b)

9,599,635

4,000,000

Aaa*

Southeast, AL Gas District System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25

4,473,960

19,437,151

Arizona — 1.8%

3,500,000

AAA

Maricopa County, AZ IDA, MFH Revenue, Series A, (Call 10/1/05 @ 102), 6.500% due 10/1/25 (c)

3,658,515

14,000,000

AAA

Mesa, AZ IDA, Discovery Health Systems Revenue, Series A, MBIA-Insured, 5.625% due 1/1/19 (d)

15,246,140

Phoenix, AZ Civic Improvement Corp.:

Airport Revenue, Jr. Lien, FGIC-Insured:

2,500,000

AAA

5.250% due 7/1/21 (b)

2,555,825

6,650,000

AAA

5.375% due 7/1/29 (b)

6,726,940

2,500,000

AAA

Excise Tax Revenue, (Municipal Courthouse Project), Senior Lien, Series A, 5.250%, due 7/1/24

2,668,650

1,000,000

AAA

Phoenix, AZ IDA MFH Revenue, GNMA-Collateralized, 5.700% due 12/20/40 (b)

1,051,250

Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue:

3,375,000

AA

Series A, 5.000% due 1/1/23

3,576,454

2,500,000

AA

Series B, 5.000% due 1/1/31

2,599,950

225,000

NR

Scottsdale, AZ IDA Revenue, Westminster Village Inc., First Mortgage, Series A, (Call 6/1/05 @ 102), 8.250% due 6/1/15 (c)

232,859

University of Arizona COP, AMBAC-Insured:

Series A:

1,525,000

AAA

5.000% due 6/1/19

1,621,975

725,000

AAA

5.000% due 6/1/20

768,290

5,435,000

AAA

Series B, (University of Arizona Project), 5.000% due 6/1/28

5,658,107

46,364,955

Arkansas — 0.2%

4,345,000

Aaa*

Little Rock, AR School District GO, Series B, FSA-Insured, 5.500% due 2/1/30

4,680,999

California — 9.4%

4,180,000

AAA

Brea, CA Redevelopment Agency, Tax Allocation, (Redevelopment Project, Area AB), Series A, AMBAC-Insured, 5.000% due 8/1/23

4,415,459

3,000,000

Ba1*

  California Educational Facilities Authority Revenue, (Pooled College & University Project), Series A, (Call 7/1/08 @ 101), 5.625% due 7/1/23
(c)

2,859,660

4,000,000

AA-

California Health Facilities Finance Authority Revenue, Sutter Health, Series A,

6.250% due 8/15/35

4,527,720

California Infrastructure & Economic Development Bank Revenue:

5,000,000

AAA

Bay Area Toll Bridges Seismic Retrofit, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25

5,271,150

2,100,000

AAA

Los Angeles County Department of Public Social Services Facility, AMBAC-Insured, 5.750% due 9/1/23

2,403,576

4,875,000

AAA

California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21

5,114,460

3,730,000

AAA

California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24

3,953,054

See Notes to
Financial Statements.

10        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

California — 9.4% (continued)

$18,500,000

AA-

California State Economic Recovery, Series A, 5.000% due 7/1/08 (d)

$
19,802,215

1,810,000

AAA

  California Statewide Communities Development Authority, Health Facility Revenue, Community Hospital of the Monterey Peninsula, Series B, FSA-Insured,
5.250% due 6/1/23

1,955,560

16,260,000

AAA

Castaic Lake Water Agency COP, Series A, MBIA-Insured, 5.250% due 8/1/23 (d)

17,546,654

5,000,000

AAA

Contra Costa County, CA MFH Revenue, (Crescent Park Apartments Project), Series B, GNMA-Collateralized, 7.800% due 6/20/34

5,218,600

3,655,000

AAA

Cucamonga County, CA Water District COP, FGIC-Insured, 5.125% due 9/1/31

3,834,497

Department of Water and Power of the City of Los Angeles, Power System Revenue, Series B, FSA-Insured:

1,500,000

AAA

5.000% due 7/1/23

1,593,255

3,920,000

AAA

5.000% due 7/1/25

4,132,582

7,850,000

AAA

5.000% due 7/1/26

8,247,602

5,000,000

AAA

Fresno County, CA Financing Authority, Solid Waste Revenue, (American Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14

5,136,600

24,000,000

BBB

Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue, Series 2003A-1, 6.750% due 6/1/39 (d)

25,154,400

8,000,000

A-

Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Enhanced Asset Backed Bonds, Series B, 5.625% due 6/1/20

8,457,520

3,000,000

AAA

Inglewood, CA Public Financing Authority Revenue, Series A, AMBAC-Insured, 5.250% due 8/1/21

3,248,820

Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:

465,000

AAA

5.750% due 7/1/05 (e)

470,524

1,200,000

AAA

Call 7/1/05 @ 102, 5.750% due 7/1/06 (c)

1,238,100

9,925,000

AAA

Los Angeles County, CA COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33

10,434,450

3,500,000

AAA

The Metropolitan Water District of Southern CA, Water Revenue, Series B-2, FGIC-Insured, 5.000% due 10/1/24

3,715,355

Modesto, CA Irrigation District COP, Capital Improvements, Series A, FSA-Insured:

1,535,000

AAA

5.000% due 7/1/20

1,629,602

2,210,000

AAA

5.000% due 7/1/21

2,338,070

1,680,000

AAA

5.000% due 7/1/22

1,771,207

5,000,000

Aaa*

Monterey County, CA COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26

5,188,450

10,785,000

AAA

Novato, CA Unified School District, FGIC-Insured, 5.000% due 8/1/26

11,280,247

Orange County, CA Refunding Recovery, Series A, MBIA-Insured:

1,000,000

AAA

COP, 6.000% due 7/1/08

1,101,960

1,000,000

AAA

Motor Vehicle Fee Withholding, 6.000% due 6/1/09

1,126,320

3,000,000

AAA

Pomona, CA Public Financing Authority Revenue, (Merged Redevelopment Project), Series AD, MBIA-Insured, 5.000% due 2/1/27

3,099,000

Rancho Cucamonga, CA Redevelopment Agency, Tax Allocation, (Rancho Redevelopment Project), MBIA-Insured:

5,000,000

AAA

5.125% due 9/1/30

5,205,700

1,000,000

AAA

Housing Set-Aside, 5.250% due 9/1/26

1,057,990

The Regents of the University of California, General Revenues, Series A, AMBAC-Insured:

4,000,000

AAA

5.000% due 5/15/23

4,245,440

3,750,000

AAA

5.000% due 5/15/24

3,964,050

4,000,000

AAA

5.000% due 5/15/25

4,214,120

6,000,000

AAA

5.000% due 5/15/26

6,300,000

2,025,000

AA-

Sacramento, CA City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25

2,203,261

16,675,000

AAA

  San Francisco, CA City & County Airports Commission, International Airports Revenue, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26
(d)

17,503,748

See Notes to
Financial Statements.

11        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

California — 9.4% (continued)

San Francisco, CA City & County COP, San Bruno Jail No. 3, AMBAC-Insured:

$ 3,000,000

AAA

5.250% due 10/1/20

$
3,248,130

5,000,000

AAA

5.250% due 10/1/26

5,370,200

5,000,000

AAA

San Jose, CA Redevelopment Agency, Tax Allocation, (Merged Area Redevelopment Project), MBIA-Insured, 5.000% due 8/1/24

5,221,900

San Jose, CA Unified School District GO, Santa Clara County, Series D, FSA-Insured:

4,580,000

Aaa*

5.000% due 8/1/21

4,879,120

3,000,000

Aaa*

5.125% due 8/1/25

3,163,050

1,515,000

AAA

Victorville, CA Multi-Family Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.150% due 4/20/16

1,571,146

244,414,524

Colorado — 4.0%

Arapahoe County, CO Capital Improvement Trust Fund, Highway Revenue, Series E, Remarketed 8/31/95:

7,000,000

AAA

Call 8/31/05 @ 20.863, zero coupon to yield 7.660% due 8/31/26 (c)

1,444,870

18,000,000

AAA

Call 8/31/05 @ 103, 7.000%, due 8/31/26 (c)(d)

18,972,540

1,000,000

A

Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15

1,062,670

  Colorado Educational & Cultural Facilities Authority Revenue Refunding and Improvement, (University of Denver Project),
AMBAC-Insured:

2,815,000

AAA

5.250% due 3/1/18

3,028,856

5,810,000

AAA

5.300% due 3/1/19

6,263,587

3,245,000

AAA

5.500% due 3/1/21

3,563,756

12,500,000

AAA

Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (e)(d)

13,075,250

25,000,000

A

Denver, CO City & County Airport Revenue, Series A, 14.000% due 11/15/08 (b)(d)

31,938,000

Denver, CO City & County COP, Series B, AMBAC-Insured, (Call 12/1/10 @ 101):

6,655,000

AAA

5.750% due 12/1/17 (c)

7,612,987

7,420,000

AAA

5.500% due 12/1/21 (c)

8,391,352

4,000,000

AAA

5.500% due 12/1/25 (c)

4,523,640

2,000,000

AAA

Golden, CO Sales & Use Tax Revenue, Series B, AMBAC-Insured, 5.100% due 12/1/20

2,130,020

1,000,000

AAA

Highlands Ranch, CO Metropolitan District No. 2, FSA-Insured, 6.500% due 6/15/10

1,156,020

103,163,548

Connecticut — 2.8%

Connecticut State Airports Revenue, Bradley International Airport, FGIC Insured:

2,550,000

AAA

5.000% due 10/1/08

2,721,742

4,715,000

AAA

5.000% due 10/1/09

5,090,314

1,435,000

AAA

5.000% due 10/1/10

1,559,085

15,000,000

AAA

Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series W, 5.125% due 7/1/27 (d)

15,645,450

Mashantucket Western Pequot Tribe, CT Special Revenue: Series A:

495,000

AAA

6.500% due 9/1/05 (e)(f)

505,831

4,000,000

Baa3*

5.500% due 9/1/28 (f)

4,121,400

Series B:

1,000,000

Baa3*

5.550% due 9/1/08 (f)

1,077,900

2,000,000

Baa3*

5.700% due 9/1/12 (f)

2,132,960

6,500,000

Baa3*

5.750% due 9/1/18 (f)

6,859,775

See Notes to
Financial Statements.

12        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Connecticut — 2.8% (continued)

South Central, CT Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:

$ 2,715,000

AAA

5.375% due 8/1/25

$
2,936,110

7,920,000

AAA

5.375% due 8/1/30

8,528,810

University of Connecticut GO, Series A:

3,905,000

AA

5.000% due 4/1/20

4,153,436

4,500,000

AA

5.000% due 4/1/21

4,757,805

Waterbury, CT GO, Series A, FSA-Insured:

3,435,000

AAA

5.000% due 4/1/18

3,686,408

1,925,000

AAA

5.000% due 4/1/19

2,051,126

2,500,000

AAA

5.000% due 4/1/20

2,647,950

2,000,000

AAA

5.000% due 4/1/21

2,114,580

1,225,000

AAA

5.125% due 4/1/22

1,303,743

71,894,425

Delaware — 0.0%

250,000

Aaa*

Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (e)

296,018

District of Columbia — 0.7%

1,125,000

AAA

District of Columbia GO, Series A, MBIA-Insured, 5.000% due 6/1/15

1,181,723

3,000,000

AAA

District of Columbia Revenue:

American Association for the Advancement of Science Revenue, AMBAC Insured, 5.250% due 1/1/16†

3,223,110

Georgetown University, MBIA-Insured, Converted 5/1/98:

3,900,000

AAA

Series D, 5.350% due 4/1/16

4,207,008

Series E:

3,700,000

AAA

5.350% due 4/1/17

3,991,264

5,300,000

AAA

5.350% due 4/1/18

5,717,216

18,320,321

Florida — 4.6%

Boynton Beach, FL MFH Revenue, Clipper Cove Apartments, Call 1/1/06 @ 102:

750,000

AAA

6.350% due 7/1/16 (c)

789,390

1,325,000

AAA

6.400% due 7/1/21 (c)

1,395,132

2,000,000

AA+

Broward County, FL GO, 12.500% due 1/1/06

2,163,720

2,000,000

AAA

Clay County, FL School Board COP, Master Lease Program, MBIA-Insured, 5.750% due 7/1/22

2,238,680

Florida State Board of Education GO, Public Education, Capital Outlay, Series A:

4,010,000

AAA

5.125% due 6/1/21

4,312,996

15,965,000

AAA

5.250% due 6/1/24 (d)

17,258,165

5,100,000

AAA

Lakeland, FL Electric & Water Revenue, Series A, MBIA-Insured, 5.000% due 10/1/18

5,455,419

4,095,000

AAA

Lee County, FL Transportation Facilities, Series A, AMBAC-Insured, 5.500% due 10/1/17

4,534,352

Martin County, FL IDA, IDR, (Indiantown Cogeneration Project):

13,500,000

BB+

Series A, 7.875% due 12/15/25 (b)(d)

13,857,075

6,010,000

BB+

Series B, 8.050% due 12/15/25 (b)

6,188,076

550,000

A2*

Martin County, FL Special Assessment Revenue, Tropical Farms Water, 6.100% due 11/1/15

562,183

Orange County, FL School Board COP:

25,250,000

Aaa*

AMBAC-Insured, 5.500% due 8/1/25 (d)

27,343,730

18,500,000

Aaa*

Series A, MBIA-Insured, 5.250% due 8/1/23 (d)

19,884,355

4,500,000

AAA

Orange County, FL Tourist Development Tax Revenue, AMBAC-Insured, 5.125% due 10/1/25

4,777,875

2,740,000

AA

Orlando, FL Utilities Commission, Water & Electric Revenue, 5.000% due 10/1/23

2,890,015

See Notes to
Financial Statements.

13        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Florida — 4.6% (continued)

$ 2,070,000

AAA

  Palm Beach County, FL Public Improvement Revenue, (Convention Center Project), FGIC-Insured, (Call 11/1/11 @ 100), 5.125% due 11/1/20
(c)

$
2,294,160

2,000,000

AAA

  St. Lucie West Services District, FL Special Assessment Revenue, Port St. Lucie, Sr. Lien, Water Management Benefit, Series A, MBIA-Insured,
5.250% due 5/1/25

2,155,800

1,100,000

AAA

Village Center Community Development District, FL Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25

1,172,842

119,273,965

Georgia — 0.7%

2,000,000

AAA

Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26

2,153,740

Georgia Private Colleges & Universities Authority Revenue, (Mercer University Project):

9,785,000

Baa1*

5.750% due 10/1/31

10,396,563

2,000,000

Baa1*

Series A, 5.250% due 10/1/20

2,070,120

3,500,000

NR

Savannah, GA EDA Revenue, (College of Art & Design Inc. Project), (Call 10/1/09 @102), 6.900% due 10/1/29 (c)

4,084,885

18,705,308

Hawaii — 1.1%

2,500,000

AAA

Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750% due 7/1/21

2,779,000

Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:

15,545,000

AAA

5.100% due 3/1/14 (e)(d)

16,702,325

4,000,000

AAA

5.150% due 3/1/15 (e)

4,277,320

3,850,000

AAA

Honolulu, HI City & County GO, Series A, FSA-Insured, (Call 9/1/11 @ 100), 5.250% due 9/1/24 (c)

4,295,176

28,053,821

Illinois — 3.3%

500,000

AA+

Chicago, IL Metropolitan Water Reclamation District, Greater Chicago, Capital Improvement Bonds, GO, 7.000% due 1/1/11 (e)

582,120

50,185,000

AAA

Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31 (d)

56,691,987

3,585,000

AAA

Chicago, IL Wastewater Transmission Revenue, Second Lien, MBIA-Insured, (Call 1/1/10 @ 101), 5.750% due 1/1/25 (c)

4,050,727

500,000

AAA

Cook County, IL Community College District No. 508 Chicago COP, FGIC-Insured, 8.750% due 1/1/07

554,225

Illinois State GO, First Series:

4,000,000

AAA

FGIC-Insured, 5.125% due 2/1/22

4,261,760

10,000,000

AAA

MBIA-Insured, (Call 6/1/10 @ 100), 5.625% due 6/1/25 (c)

11,202,700

2,750,000

AAA

Illinois State Partnership COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17

2,909,940

3,430,000

AAA

  University of Illinois Revenue Bonds, Auxiliary Facilities Systems, Series A, MBIA-Insured, (Call 4/1/10 @ 101), 5.750% due 4/1/19
(c)

3,895,382

84,148,841

Indiana — 2.3%

36,625,000

BBB+

  Indiana Development Finance Authority, Variable Rate Environmental Improvement Revenue Bonds, (USX Corp. Project), 5.250% due 12/1/22
(d)

40,046,141

2,500,000

BBB-

Petersburg, IN PCR Refunding, (Indianapolis Power & Light Co. Project), 6.625% due 12/1/24

2,558,625

15,000,000

AAA

Rockport, IN PCR Refunding, (Indiana Michigan Power Co. Project), Series A, AMBAC-Insured, 6.550% due 6/1/25 (d)

15,452,700

58,057,466

See Notes to
Financial Statements.

14        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Kansas — 0.3%

$ 2,725,000

AAA

Johnson County, KS Unified School District No. 231 Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18

$
2,882,696

2,575,000

Aaa*

Kansas State Development Finance Authority Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23

2,834,946

2,000,000

Aaa*

  Wyandotte County, KS School District No. 204 GO, Refunding & Improvement, Bonner Springs, Series A, FSA-Insured, 5.600% due
9/1/20

2,191,540

7,909,182

Kentucky — 0.2%

Kentucky Infrastructure Authority, Series A:

1,200,000

A+

5.000% due 6/1/19

1,271,784

1,250,000

A+

5.000% due 6/1/20

1,320,513

1,835,000

AAA

  Kentucky State Property & Buildings Commission Revenues, (Project No. 66), Series A, MBIA-Insured, (Call 5/1/10 @100), 5.70% due 5/1/17
(c)

2,062,705

4,655,002

Louisiana — 0.1%

1,500,000

BBB-

St. Charles Parish, LA PCR Refunding, (Union Carbide Corp. Project), 5.100% due 1/1/12

1,453,680

Maine — 0.2%

3,385,000

AAA

University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30

3,645,340

Maryland — 1.3%

2,000,000

AAA

  Baltimore County, MD Mortgage Revenue Refunding, (Northbrook Apartments Project), Series A, GNMA-Collateralized, 6.350% due
1/20/21†

2,041,240

1,375,000

AAA

  Charles County, MD County Commissioners Mortgage Revenue Refunding, (Holly Station IV Project), Series A, FHA-Insured, 6.450% due
5/1/26

1,404,452

5,000,000

AA-

  Maryland State Health & Higher Educational Facilities Authority Revenue, The Johns Hopkins Hospital Issues, 5.000% due
11/15/24

5,192,600

4,470,000

AAA

Maryland State Transportation Authority, Lease Revenue, (Metrorail Parking Projects), AMBAC-Insured, 5.000% due 7/1/24

4,764,707

2,710,000

AAA

  Maryland State Transportation Authority, Parking Revenue, (Baltimore/Washington International Airport Project), Series A, AMBAC-Insured, 5.000% due
3/1/22

2,858,779

Montgomery County, MD Housing Opportunities Commission Revenue, Series A:

2,725,000

A2*

5.550% due 11/1/22

2,840,731

12,980,000

A2*

5.650% due 11/1/33 (d)

13,529,184

32,631,693

Massachusetts — 3.7%

6,000,000

Ba3*

  City of Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds, (Crosstown Center Project), 6.500% due 9/1/35
(b)

5,875,380

2,200,000

AAA

Holyoke, MA GO Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured, (Call 6/15//06 @ 101), 5.500% due 6/15/16 (c)

2,308,086

4,000,000

AAA

Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A, Call 7/1/10 @ 100, 5.500% due 7/1/30 (c)

4,447,011

2,200,000

A2*

Massachusetts State Development Finance Agency Lease Revenue, (Visual & Performing Arts Project), 6.000% due 8/1/21

2,648,580

1,000,000

Aaa*

Massachusetts State Development Finance Agency Revenue, Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22

1,056,410

19,000,000

AA-

Massachusetts State GO Consolidated Loan of 2002, Series C, (Call 11/1/12 @ 100), 5.250% due 11/1/30 (c)(d)

21,108,620

See Notes to
Financial Statements.

15        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Massachusetts — 3.7% (continued)

$15,000,000

AAA

Massachusetts State HEFA Revenue: Harvard University, Series FF, 5.000% due 7/15/22 (d)

$
15,948,150

5,000,000

AAA

New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22

5,220,750

3,000,000

AA-

Partners Healthcare Systems, Series B, 5.250% due 7/1/13

3,216,060

University of Massachusetts:

5,030,000

AAA

Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31

5,327,675

9,000,000

AAA

Series C, MBIA-Insured, 5.250% due 10/1/31

9,601,560

Worcester Campus, Series B, FGIC-Insured:

1,870,000

AAA

5.125% due 10/1/20

2,012,961

1,350,000

AAA

5.125% due 10/1/21

1,445,904

1,565,000

AAA

5.125% due 10/1/22

1,667,758

1,170,000

AAA

5.125% due 10/1/23

1,244,038

5,000,000

AAA

5.250% due 10/1/31

5,295,900

2,000,000

AAA

University of Massachusetts Building Authority, Project Revenue, Sr. Series 041 AMBAC-Insured, 5.250% due 11/1/26

2,160,300

5,000,000

AAA

Massachusetts State, Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, 5.000% due 6/1/21

5,516,400

96,101,543

Michigan — 6.9%

4,000,000

AA+

Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000% due 5/1/22

4,212,520

2,795,000

AAA

Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured, 5.250% due 5/1/23

2,932,710

2,000,000

AAA

  Detroit, MI Downtown Development Authority, Tax Increment Revenue, (Development Area No. 1 Project), Series C, (Call 7/1/06 @ 102), 6.250% due
7/1/25 (c)

2,138,440

3,000,000

AAA

Detroit, MI Water Supply System, Series A, FGIC-Insured, (Call 1/1/10 @ 101), 5.750% due 7/1/26 (c)

3,389,730

3,825,000

AA+

Dundee, MI Community School District, School Building & Site, Q-SBLF-Insured, 5.500% due 5/1/30

4,113,940

East Lansing, MI School District, School Building & Site, Q-SBLF-Insured:

1,000,000

AA+

5.400% due 5/1/18

1,091,920

2,800,000

AA+

5.450% due 5/1/19

3,069,472

1,900,000

AA+

5.500% due 5/1/21

2,055,534

4,000,000

AA+

5.625% due 5/1/30

4,354,600

4,075,000

AAA

Galesburg-Augusta, MI Community Schools GO, FGIC/Q-SBLF-Insured, 5.375% due 5/1/27

4,404,749

Grand Rapids, MI Water Supply, FGIC-Insured:

1,000,000

AAA

5.250% due 1/1/17

1,081,080

3,500,000

AAA

5.250% due 1/1/18

3,778,075

1,000,000

AAA

Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17

1,068,260

1,990,000

AA+

Haslett, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22

2,095,729

5,530,000

AAA

Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27

5,975,607

Michigan State Hospital Finance Authority Revenue: OSF Healthcare Systems:

5,355,000

A

6.125% due 11/15/19

5,706,716

2,500,000

A

6.250% due 11/15/24

2,678,325

30,000,000

AA-

Trinity Health Credit Group, Series C, 5.375% due 12/1/30 (d)

31,378,800

55,000,000

BB-

Midland County, MI Economic Development Corp., Sub. Limited Obligation, Series A, 6.875% due 7/23/09 (b)(d)

57,064,150

Midland, MI GO, AMBAC-Insured:

1,000,000

AAA

5.150% due 5/1/18

1,052,140

1,030,000

AAA

5.200% due 5/1/19

1,093,479

1,340,000

AAA

5.250% due 5/1/21

1,427,623

See Notes to
Financial Statements.

16        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Michigan — 6.9% (continued)

$ 1,500,000

AA+

Montague, MI Public School District, Building & Site, Q-SBLF-Insured,

5.000% due 5/1/22

$
1,579,695

3,555,000

AA+

Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due 5/1/26

3,885,864

Saline, MI Area Schools GO, Series A, Q-SBLF-Insured, (Call 5/1/10 @ 100):

3,145,000

AA+

5.750% due 5/1/18 (c)

3,550,736

5,150,000

AA+

5.375% due 5/1/19 (c)

5,722,783

4,305,000

AA+

5.375% due 5/1/21 (c)

4,783,802

5,150,000

AA+

5.375% due 5/1/22 (c)

5,722,783

Stockbridge, MI Community Schools GO, Q-SBLF-Insured:

800,000

AA+

5.400% due 5/1/16

875,112

825,000

AA+

5.450% due 5/1/17

902,764

600,000

AA+

5.500% due 5/1/21

649,116

1,325,000

AA+

5.625% due 5/1/26

1,444,409

2,250,000

AAA

West Bloomfield, MI School District, School Building & Site, MBIA-Insured, 5.125% due 5/1/21

2,394,473

177,675,136

Minnesota — 3.3%

2,750,000

A-

City of Minneapolis, MN Health Care System Revenue, Allina Health System, Series A, 6.000% due 11/15/18

3,093,777

2,500,000

AAA

Dakota County, MN Community Development Agency, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26

2,619,350

Eden Prairie, MN MFH Revenue, (Rolling Hills Project), Series A, GNMA — Collateralized:

1,000,000

A1*

6.150% due 8/20/31

1,086,280

1,000,000

A1*

6.200% due 2/20/43

1,072,720

Elk River, MN GO, Independent School District No. 728, Series A, MBIA-Insured:

9,500,000

Aaa*

5.375% due 2/1/20

10,363,930

4,250,000

Aaa*

5.500% due 2/1/21

4,662,122

Hennepin County, MN Lease Revenue COP:

2,955,000

AA+

5.000% due 11/15/14

3,146,514

3,105,000

AA+

5.000% due 11/15/15

3,300,646

Minneapolis & St. Paul, MN Metropolitan Airports Commission, Airport Revenue, FGIC-Insured:

Series A:

15,720,000

AAA

5.125% due 1/1/25 (d)

16,424,885

2,500,000

AAA

5.250% due 1/1/25

2,655,525

Sub-Series C:

8,000,000

AAA

5.250% due 1/1/26

8,472,160

7,750,000

AAA

5.250% due 1/1/32

8,158,115

Minnesota State GO:

7,400,000

AAA

5.250% due 8/1/18

8,054,234

6,375,000

AAA

5.250% due 8/1/19

6,933,131

500,000

A2

Minnesota State, Higher Education Facility Authority Revenue, St. John's University, Series 4-L, 5.350% due 10/1/17

526,635

Rochester, MN Electric Utility Revenue:

1,210,000

Aa3*

5.100% due 12/1/17

1,296,878

1,270,000

Aa3*

5.125% due 12/1/18

1,358,062

1,335,000

Aa3*

5.200% due 12/1/19

1,428,423

1,405,000

Aa3*

5.250% due 12/1/20

1,502,437

86,155,824

See Notes to
Financial Statements.

17        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Mississippi — 0.4%

$10,000,000

AAA

  Mississippi Development Bank Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due
7/1/31

$
11,437,700

Missouri — 1.5%

1,750,000

AAA

Mehlville, MO School District No. R-9 COP, (Missouri Capital Improvement Project), FSA-Insured, 5.000% due 9/1/19

1,871,712

Missouri State Health & Educational Facility Authority, Health Facilities Revenue:

180,000

BBB+

Lake of the Ozarks General Hospital, 6.000% due 2/15/06

183,758

Lake Regional Health System Project:

1,200,000

BBB+

5.125% due 2/15/18

1,238,652

2,000,000

BBB+

5.600% due 2/15/25

2,087,140

1,000,000

BBB+

5.700% due 2/15/34

1,044,120

North Kansas City, MO Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured:

1,000,000

AAA

5.000% due 11/15/23

1,054,010

900,000

AAA

5.000% due 11/15/24

947,943

1,000,000

Aaa*

Poplar Bluff, MO Public Building Corp., Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22

1,097,900

1,615,000

AAA

  St. Charles County, MO IDA, Industrial Revenue Refunding, Westchester Village Apartments, Series A, FNMA-Collateralized, 6.050% due
2/1/17

1,666,422

St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured:

6,420,000

AAA

5.125% due 7/1/22

6,757,564

19,000,000

AAA

5.250% due 7/1/31 (d)

19,828,970

1,500,000

Aaa*

Springfield, MO Public Building Corp., Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24

1,593,735

39,371,926

Montana — 1.1%

33,275,000

NR

Montana State Board of Investment Resource Recovery Revenue, (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)(d)

29,386,484

Nevada — 0.1%

2,000,000

AAA

Clark County, NV IDR Refunding, (Nevada Power Co. Project), Series C, AMBAC/TCRS-Insured, 7.200% due 10/1/22

2,015,800

New Hampshire — 0.0%

New Hampshire Higher Education & Health Facilities Authority Revenue:

370,000

NR

First Mortgage — Odd Fellows Home, 9.000% due 6/1/14

379,816

115,000

BBB-

New London Hospital Association Project, 7.500% due 6/1/05

116,061

495,877

New Jersey — 6.3%

870,000

AAA

  Essex County, NJ Improvement Authority, Mortgage Revenue Refunding, Hampton Valley Apartments, Series A, MBIA/FHA-Insured, 5.650% due
1/1/15

870,879

2,390,000

AAA

Freehold Township Board of Education, State Aid Withholding, MBIA-Insured, 5.000% due 7/15/22

2,520,805

9,000,000

BBB-

Middlesex County, NJ PCA, PCR Refunding Bonds, Series 2002, (Amerada Hess Corp. Project), 5.750% due 9/15/32

9,469,350

New Jersey EDA:

880,000

NR

Economic Development Revenue Refunding, Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15 (g)

497,200

2,000,000

NR

First Mortgage Revenue, (The Presbyterian Home at Montgomery Project), Series A, 6.375% due 11/1/31

2,070,120

30,450,000

BBB

PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12 (d)

32,083,033

See Notes to
Financial Statements.

18        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

New Jersey — 6.3% (continued)

School Facilities Construction:

$ 8,990,000

A+

Series F, 5.000% due 6/15/28

$
9,297,368

7,500,000

AAA

Series K, FGIC-Insured, 5.000% due 12/15/18

8,165,025

Special Facility Revenue, (Continental Airlines Inc. Project):

3,890,000

CCC+

5.500% due 4/1/28 (b)

2,525,466

11,030,000

B

7.000% due 11/15/30 (b)

9,545,362

New Jersey Health Care Facilities Financing Authority Revenue:

2,500,000

BB

Rahway Hospital Obligated Group, 5.000% due 7/1/08

2,466,000

Robert Wood Johnson University Hospital:

2,280,000

A

5.500% due 7/1/14

2,469,810

1,000,000

A

5.600% due 7/1/15

1,086,020

2,045,000

A

5.700% due 7/1/20

2,215,308

1,500,000

BBB+

St. Peter's University Hospital, Series A, 6.875% due 7/1/30

1,661,745

500,000

AAA

New Jersey State Educational Facilities Authority Revenue, Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25

523,410

4,000,000

AAA

New Jersey State Housing and Mortgage Finance Agency, Multi-Family Revenue, FGIC-Insured, 4.600% due 11/1/25

4,014,640

New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, MBIA-Insured:

18,310,000

AAA

5.000% due 12/15/21 (d)

20,187,141

2,000,000

AAA

Call 12/15/11 @ 100, 6.000% due 12/15/19 (c)

2,319,100

2,200,000

A-

South Jersey Port Corp., NJ Revenue, 5.000% due 1/1/23

2,286,482

Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,

47,845,000

BBB

5.750% due 6/1/32 (d)

47,657,448

163,931,712

New Mexico — 0.0%

1,000,000

BBB+

Farmington, NM PCR Refunding, Southern California Edison Co., Series A, 7.200% due 4/1/21

1,004,410

New York — 4.7%

Metropolitan Transportation Authority of New York, Series A FGIC-Insured: Dedicated Tax Fund:

5,130,000

AAA

5.250% due 11/15/23

5,525,164

10,465,000

AAA

Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)

11,882,589

7,500,000

AAA

State Service Contract Refunding, 5.000% due 7/1/22

7,923,075

11,750,000

AAA

Nassau County, NY Nassau Healthcare Corp., Health Systems Revenue, FSA-Insured, (Call 8/1/09 @ 102), 5.500% due 8/1/19 (c)(d)

13,192,195

5,000,000

AA

New York City, NY, HDC, MFH Revenue, Series A, 5.100% due 11/1/24

5,169,750

New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series B:

5,000,000

AA+

Call 6/15/10 @101, 6.000% due 6/15/33 (c)

5,751,800

3,000,000

AA+

Unrefunded Balance, 6.000% due 6/15/33

3,427,380

6,000,000

AAA

  New York City, NY Transit Authority, Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority COP, AMBAC-Insured, (Call 1/1/10 @
101), 5.875% due 1/1/30 (c)

6,827,400

New York State Dormitory Authority:

2,660,000

AA-

Department of Education, 5.000% due 7/1/24

2,810,051

7,000,000

AAA

Lease Revenue, Court Facilities, City of New York Issue, AMBAC-Insured, 5.750% due 5/15/30

7,776,230

3,895,000

AAA

Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24

4,107,122

10,000,000

AAA

State University Additional Facilities, Series B, FSA-Insured, (Call 5/15/10 @ 101), 5.500% due 5/15/30 (c)

11,290,900

See Notes to
Financial Statements.

19        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

New York — 4.7% (continued)

New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B-1, FGIC-Insured:

$ 2,305,000

AAA

5.400% due 4/1/17

$
2,498,389

2,000,000

AAA

5.500% due 4/1/18

2,193,480

Call 4/1/10 @101:

6,595,000

AAA

5.500% due 4/1/19 (c)

7,429,399

5,950,000

AAA

5.600% due 4/1/20 (c)

6,730,640

10,495,000

AA-

The Port Authority of NY & NJ, Consolidated Bonds, One Hundred Thirty Second Series, 5.000% due 9/1/26

11,086,288

1,000,000

AAA

  St. Lawrence County, NY IDA, Civic Facilities Revenue, (St. Lawrence University Project), Series A, MBIA-Insured, 5.375% due
7/1/18

1,089,750

3,000,000

AAA

  Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds, Series B, (Call 1/1/22 @ 100), 5.500% due 1/1/30
(c)

3,511,080

120,222,682

North Carolina — 1.0%

Charlotte, NC COP, (2003 Governmental Facilities Projects), Series G:

3,500,000

AA+

5.250% due 6/1/23

3,804,465

3,000,000

AA+

5.000% due 6/1/24

3,163,470

1,500,000

AAA

Charlotte, NC Water & Sewer Systems Revenue, (Call 6/1/09 @ 101),

5.250% due 6/1/24 (c)

1,656,195

1,145,000

AAA

Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15

1,289,751

Greensboro, NC Combined Enterprise System Revenue, Series A:

515,000

AA+

5.125% due 6/1/20

554,274

250,000

AA+

5.125% due 6/1/21

268,345

14,500,000

AAA

North Carolina State, Public Improvement, Series A, (Call 3/1/11 @ 102) 5.000% due 3/1/18 (c)(d)

16,169,965

26,906,465

North Dakota — 0.0%

1,000,000

AAA

Burleigh County, ND Health Care Revenue, Medcenter One Inc., MBIA-Insured, 5.250% due 5/1/13

1,057,110

Ohio — 9.6%

Akron, Bath and Copley, OH Joint Township Hospital District, Hospital Revenue, (Akron General Medical Center Project), AMBAC-Insured:

12,230,000

AAA

5.375% due 1/1/17(d)

12,942,397

1,500,000

AAA

5.375% due 1/1/22

1,585,995

2,550,000

AAA

Avon Lake, OH City School District, FGIC-Insured, 5.500% due 12/1/26

2,782,586

2,840,000

Aaa*

Brecksville-Broadview Heights, OH City School District, FGIC-Insured, 6.500% due 12/1/16

3,080,832

Canton, OH City School District GO, Variable Purpose, Series A, MBIA-Insured:

6,000,000

AAA

5.500% due 12/1/20

6,566,940

5,500,000

AAA

5.625% due 12/1/23

6,094,055

Clermont County, OH Hospital Facilities Revenue, Mercy Health System, Series B, AMBAC-Insured:

3,415,000

AAA

5.625% due 9/1/16

3,681,131

1,000,000

AAA

5.625% due 9/1/21

1,077,930

Cleveland, OH Waterworks, First Mortgage Series H, MBIA-Insured:

Call 1/1/06 @ 102:

980,000

Aaa*

5.625% due 1/1/13 (c)

1,025,678

985,000

AAA

5.700% due 1/1/14 (c)

1,031,512

Unrefunded Balance:

20,000

Aaa*

5.625% due 1/1/13

20,895

15,000

AAA

5.700% due 1/1/14

15,595

See Notes to
Financial Statements.

20        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Ohio — 9.6% (continued)

Cuyahoga County, OH:

$ 500,000

NR

Health Care Facilities Revenue, Judson Retirement Community, Series A, 7.000% due 11/15/10

$
526,760

Hospital Revenue:

Metrohealth System Project, MBIA-Insured:

1,000,000

AAA

5.625% due 2/15/17

1,066,440

5,935,000

AAA

Series A, 5.250% due 2/15/19

6,160,946

University Hospitals Health System Inc., AMBAC-Insured:

2,500,000

AAA

5.400% due 1/15/19

2,704,775

9,000,000

AAA

5.500% due 1/15/30

9,618,660

660,000

Aa2*

Delaware County, OH Health Care Facilities Revenue, Centrum At Willow Brook, FHA-Insured, 6.550% due 2/1/35

681,113

3,290,000

Aaa*

Erie County, OH Garbage & Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24

3,589,061

995,000

AAA

Greater Cincinnati, OH Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A FHA-Insured, 6.600% due 8/1/25

1,013,567

5,400,000

Aaa*

Greene County, OH Sewer System Revenue, Governmental Enterprise, AMBAC-Insured, 5.625% due 12/1/25

5,985,792

2,515,000

AAA

Hamilton County, OH Hospital Facilities Revenue, Cincinnati Childrens Hospital, FGIC-Insured, 5.000% due 5/15/24

2,655,287

Hamilton County, OH Sales Tax Revenue, Sub-Series B, AMBAC-Insured:

3,135,000

Aaa*

5.250% due 12/1/18

3,394,327

3,610,000

Aaa*

5.250% due 12/1/19

3,908,619

12,650,000

Aaa*

5.250% due 12/1/32 (d)

13,446,950

2,000,000

AAA

Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21

2,159,880

1,000,000

AA-

Lorain County, Ohio Hospital Revenue, Catholic Healthcenter, 5.500% due 10/1/17

1,078,210

Lucas County, OH Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:

10,000,000

AAA

5.375% due 11/15/23

10,768,100

19,550,000

AAA

5.375% due 11/15/29 (d)

20,610,392

1,000,000

Aaa*

Madison, OH Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26

1,117,630

Mason, OH COP, (Municipal Facilities Project), MBIA-Insured:

1,025,000

Aaa*

5.000% due 12/1/17

1,089,370

1,075,000

Aaa*

5.000% due 12/1/18

1,141,198

1,080,000

Aaa*

5.000% due 12/1/19

1,146,506

1,000,000

BBB+

Miami County, OH Hospital Facilities, Upper Valley Medical Center, Series A, 6.000% due 5/15/06

1,025,150

4,325,000

Aaa*

Milford, OH Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30

4,523,950

New Albany, OH Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:

2,700,000

AAA

5.125% due 10/1/21

2,887,272

5,500,000

AAA

5.200% due 10/1/24

5,882,195

1,630,000

AA

New Lexington, OH City School District, School Improvement, 5.375% due 12/1/21

1,796,130

17,750,000

BB+

  Ohio State Air Quality Development Authority, PCR Refunding, (The Cleveland Electric Illuminating Co. Project), Series A, 6.000% due 12/1/13
(d)

18,850,500

2,725,000

AAA

  Ohio State Building Authority, State Facilities, (Administration Building Fund Projects), Series A, (Call 10/1/08 @ 101), 5.000% due 1/1/15
(c)

2,955,262

13,000,000

AA+

Ohio State Common Schools GO, Series D, 2.450% due 3/15/24

Mandatory put 9/14/07 @ 100 (d)

12,898,990

See Notes to
Financial Statements.

21        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Ohio — 9.6% (continued)

Ohio State Higher Educational Facility Commission Revenue:

$ 2,875,000

A2*

John Carroll University Project, 5.850% due 4/1/20

$
3,184,149

6,000,000

AA

Oberlin College 2003 Project, 5.125% due 10/1/24

6,422,880

University of Dayton Project, AMBAC-Insured:

3,380,000

AAA

5.500% due 12/1/25

3,702,891

11,710,000

AAA

5.500% due 12/1/30

12,740,012

1,500,000

NR

Ohio State Solid Waste Revenue, Republic Engineered Steels Inc. 9.00%, due 6/1/21 (g)(h)

0

2,390,000

AAA

Ohio State Water Development Authority, Fresh Water Improvement, 5.000% due 12/1/25

2,535,073

1,000,000

BBB

Ohio State Water Development Authority, Pollution Control Facilities Revenue, (Ohio Edison Co. Project), 5.950% due 5/15/29

1,003,360

5,000,000

Aaa*

Plain, OH Local School District, FGIC-Insured, 5.000% due 12/1/25

5,231,400

1,305,000

Aaa*

River Valley, OH Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21

1,408,199

7,410,000

A3*

Steubenville, OH Hospital Facilities Revenue, Refunding and Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30

8,206,649

University of Cincinnati, OH General Receipts, Series A, FGIC-Insured:

2,000,000

AAA

5.000% due 6/1/20

2,124,580

2,500,000

AAA

5.000% due 6/1/21

2,644,450

6,310,000

AAA

5.250% due 6/1/24

6,787,288

3,250,000

AAA

Warrenville Heights, OH City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24

3,644,973

3,000,000

Aaa*

Waterloo, OH Local School District GO, Classroom Facilities Improvement, State Aid Withholding, FGIC-Insured, 5.125% due 12/1/21:

3,199,410

2,000,000

Aaa*

5.125% due 12/1/24

2,122,020

249,545,912

Oklahoma — 0.4%

1,500,000

AAA

Pottawatomie County, OK Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23

1,594,350

Tulsa, OK GO:

2,100,000

AA

5.000% due 3/1/18

2,204,874

2,100,000

AA

5.000% due 3/1/19

2,200,023

2,000,000

AA

5.000% due 3/1/20

2,088,800

1,975,000

AA

  Tulsa, OK Industrial Authority, Hospital Revenue, (St. John's Medical Center Project), (Call 2/15/06 @ 100), 6.250% due 2/15/17
(c)

2,047,680

1,000,000

A+

Woods County, OK IDA, IDR Refunding, (Cargill Inc. Project), 6.250% due 10/1/14

1,023,030

11,158,757

Oregon — 1.7%

Clackamas County, OR Hospital Facilities Authority Revenue Refunding, Legacy Health System:

2,000,000

AA

5.750% due 5/1/15

2,213,080

8,000,000

AA

5.250% due 5/1/21

8,418,320

6,665,000

Aaa

Clackamas County, OR School District No. 007J Lake Oswego, MBIA-Insured, 5.000% due 6/1/22

7,003,382

2,000,000

AAA

  Oregon State Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured, Pre-Refunded — Escrowed with other securities to
4/1/02 Call @ 100, 5.500% due 4/1/18

2,271,600

3,000,000

AA+

Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26

3,192,960

Oregon State GO:

365,000

AA-

Elderly & Disabled Housing Refunding, Series B, 6.375% due 8/1/24

366,212

6,760,000

AA

Veterans' Welfare, Series 82, 5.375% due 12/1/31

6,856,668

See Notes to
Financial Statements.

22        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Oregon — 1.7% (continued)

$ 2,885,000

AA

Portland, OR Community College District, Series A, 5.000% due 6/1/18

$
3,069,092

Washington County, OR GO:

4,330,000

Aa2*

5.000% due 6/1/21

4,559,577

6,490,000

Aa2*

5.125% due 6/1/23

6,838,188

44,789,079

Pennsylvania — 2.3%

Kennett, PA Consolidated School District, State Aid Withholding, Series A, FGIC-Insured:

1,040,000

Aaa*

5.000% due 2/15/18

1,105,780

1,270,000

Aaa*

5.100% due 2/15/19

1,357,986

1,350,000

Aaa*

5.125% due 2/15/20

1,448,104

1,535,000

Aaa*

5.125% due 2/15/21

1,644,614

1,680,000

Aaa*

5.200% due 2/15/23

1,790,746

5,500,000

BBB+

Lebanon County, PA Health Facilities Authority, Hospital Revenue, (Good Samaritan Hospital Project), 5.800% due 11/15/22

5,677,595

1,605,000

AAA

Northampton County, PA General Purpose Authority, County Agreement Revenue, FSA-Insured, 5.000% due 10/1/19

1,714,381

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue, (Northampton Generating Project), Sub-Series C:

1,600,000

NR

6.875% due 1/1/11 (b)

1,609,440

12,000,000

NR

6.950% due 1/1/21 (b)

12,062,520

500,000

Baa3

Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Refunding PA Hospital, 6.250% due 7/1/06 (e)

524,585

Philadelphia, PA School District GO, State Aid Withholding, Series A, FSA-Insured (Call 2/11/11 @ 100):

855,000

AAA

5.750% due 2/1/17 (c)

969,091

755,000

AAA

5.750% due 2/1/20 (c)

855,747

565,000

AAA

5.750% due 2/1/21(c)

640,394

11,600,000

AAA

5.750% due 2/1/30 (c)(d)

13,147,904

12,915,000

AAA

  State Public School Building Authority, PA School Lease Revenue, (The School District of Philadelphia Project), FSA-Insured, 5.250% due 6/1/24
(d)

14,029,048

58,577,935

Rhode Island — 0.1%

3,000,000

AAA

Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28

3,397,380

South Carolina — 8.1%

Building Equity Sooner For Tomorrow, SC Installment Purchase Revenue, (The School District of Greenville County, SC Project):

9,860,000

AA-

5.875% due 12/1/19

11,026,832

7,195,000

AA-

6.000% due 12/1/20

8,125,817

104,825,000

AA-

5.500% due 12/1/28 (d)

112,778,073

Charleston County, SC Capital Improvement GO:

1,520,000

AA+

Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)

1,674,386

350,000

AA+

Unrefunded Balance, 5.250% due 5/1/21

373,870

7,000,000

A

Dorchester County, SC School District No. 2 Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29

7,258,930

3,500,000

AAA

Medical University, SC Hospital Authority, Hospital Facilities Revenue, FHA-Insured, Series A, 5.000% due 8/15/31

3,627,960

2,470,000

AAA

South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Series B, MBIA-Insured, 5.250% due 4/1/26

2,639,170

See Notes to
Financial Statements.

23        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

South Carolina — 8.1% (continued)

South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC-Insured, (Call 10/1/11 @ 100):

$27,250,000

Aaa*

5.100% due 10/1/27 (c)(d)

$
30,196,270

27,500,000

Aaa*

5.125% due 10/1/31 (c)(d)

30,513,725

208,215,033

Tennessee — 3.6%

Chattanooga, TN Electrical Revenue:

1,600,000

AA

5.200% due 9/1/16

1,725,760

1,600,000

AA

5.250% due 9/1/17

1,723,936

1,600,000

AA

5.250% due 9/1/18

1,727,232

6,300,000

AA

5.375% due 9/1/25

6,739,488

18,000,000

AAA

Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30 (d)

19,788,480

1,000,000

AAA

Franklin, TN IDB, MFH Revenue, (Landings Apartment Project), Series A, FSA-Insured, 5.900% due 10/1/16

1,042,820

11,000,000

NR

Hardeman County, TN Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17

11,494,890

Memphis-Shelby County, TN Sports Authority Inc. Revenue, (Memphis Arena Project), AMBAC-Insured:

6,915,000

AAA

Series A, 5.125% due 11/1/22

7,423,598

5,665,000

AAA

Series B, 5.125% due 11/1/21

6,101,035

14,000,000

AA

Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23 (d)

14,668,500

Tennessee State GO, Series A, (Call 3/1/10 @ 100):

3,810,000

AA

5.250% due 3/1/17 (c)

4,199,306

4,000,000

AA

5.250% due 3/1/18 (c)

4,408,720

7,300,000

AA-

Tennessee State School Board Authority, Higher Education Facilities, Second Program, Series A, 5.625% due 5/1/30

7,900,863

Williamson County, TN GO:

1,500,000

Aa1*

5.000% due 3/1/18

1,599,825

1,895,000

Aa1*

Rural Schools, 5.000% due 3/1/18

2,021,112

92,565,565

Texas — 2.4%

1,000,000

AAA

Brazos County, TX Health Facilities Development Corp., Franciscan Services Corp., Series A, MBIA-Insured, 5.375% due 1/1/17

1,068,110

2,600,000

BBB-

Brownsville, TX Naval District, (Union Carbide Corp. Project), 5.100% due 1/1/12

2,519,712

5,520,000

AAA

Burleson, TX ISD, Unrefunded Balance, PSFG, 6.750% due 8/1/24

5,834,419

Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue, American Airlines Inc.:

6,470,000

CCC

6.375% due 5/1/35 (b)

4,064,260

17,000,000

CCC

Series B, 6.050% due 5/1/29 Mandatory Put 11/1/05 @ 100 (b)(d)

16,629,910

2,280,000

Baa2*

El Paso County, TX Housing Finance Corp., MFH Revenue, Las Lomas Apartments Series A, 6.375% due 12/1/29

2,264,291

1,200,000

BBB-

Gulf Coast Waste Disposal Authority, TX PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12

1,162,944

Harris County, TX Health Facilities Development Corp., Hospital Revenue:

2,000,000

AAA

School Health Care System, Series B, 5.750% due 7/1/27 (e)

2,350,620

2,410,000

AA

Texas Children's Hospital Project, Series A, 5.375% due 10/1/16

2,543,562

1,045,000

AAA

Houston, TX Community College System Revenue, Student Fee, MBIA-Insured, (Call 4/15/07 @ 100), 5.650% due 4/15/15 (c)

1,111,974

See Notes to
Financial Statements.

24        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Texas — 2.4% (continued)

Lubbock, TX Health Facilities Development Corp. Revenue, St. Joseph Health Systems:

$ 2,500,000

AA-

5.250% due 7/1/13

$
2,666,600

3,635,000

AA-

5.250% due 7/1/14

3,873,674

1,000,000

AAA

Midland County, TX Hospital District Revenue, AMBAC-Insured, 5.375% due 6/1/16

1,051,580

9,000,000

AAA

North Central, TX Health Facility Development Corp. Revenue, (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15

9,598,590

205,000

NR

Rusk County, TX Health Facilities Corp., Hospital Revenue, (Henderson Memorial Hospital Project), 7.750% due 4/1/13

205,195

250,000

C

  Tarrant County, TX Health Facilities Development Corp., Fort Worth Osteopathic Hospital, Inc., Hospital Revenue Refunding and Improvement, Unrefunded
Balance, 7.000% due 5/15/28

34,940

Texas General Services Commission Partnership Interests COP, (Office Building & Land Acquisition Project):

130,000

A-

7.000% due 8/1/14

133,479

330,000

A-

7.000% due 8/1/24

338,963

Tyler, TX Health Facilities Development Corp., (East Texas Medical Center Project):

1,350,000

AAA

Series A, MBIA-Insured, 5.500% due 11/1/17

1,435,469

1,000,000

AAA

Series B, FSA-Insured, 5.500% due 11/1/17

1,063,310

3,000,000

AAA

Series C, FSA-Insured, 5.500% due 11/1/17

3,189,930

63,141,532

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency Revenue, (Norwich University Project):

1,250,000

Baa1*

5.300% due 9/1/23

1,302,913

2,650,000

Baa1*

5.500% due 9/1/28

2,750,064

1,750,000

Baa1*

5.500% due 9/1/33

1,809,955

5,862,932

Virginia — 2.8%

Arlington County, VA IDA Multi-Family Mortgage Revenue:

Sr. Lien, Arlington Housing Corp., (Call 7/1/05 @ 102):

705,000

NR

6.300% due 7/1/16 (c)

728,639

750,000

NR

6.350% due 7/1/20 (c)

775,267

1,000,000

NR

6.375% due 7/1/25 (c)

1,033,770

1,000,000

A

Woodbury Park Apartments, Series A, 5.350% due 7/1/18

1,016,350

County of Chesterfield, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02:

12,500,000

BBB+

5.500% due 10/1/09 (d)

13,147,875

4,000,000

BBB+

Series B, 5.875% due 6/1/17

4,439,200

200,000

AAA

  Fairfax County, VA Redevelopment & Housing Authority, MFH Revenue Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due
6/15/17

210,202

1,000,000

AAA

Fairfax County, VA Water Authority & Water Revenue, 5.000% due 4/1/27

1,059,060

1,425,000

AAA

  Harrisonburg, VA Redevelopment & Housing Authority, MFH Revenue Refunding, (Battery Heights Associates), Series A,
GNMA-Collateralized/FHA-Insured, 6.100% due 4/20/16

1,479,278

15,000,000

BBB+

Louisa, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02, 5.250% due 12/1/08 (d)

15,716,400

2,160,000

AA+

  Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue, Tidewater Community College Campus, (Call 11/1/05 @ 102), 5.875%
due 11/1/15 (c)

2,256,833

500,000

AAA

Prince William County, VA IDA, Potomac Place Revenue Refunding, Series A, GNMA-Collateralized, 6.250% due 12/20/27

533,420

See Notes to
Financial Statements.

25        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Virginia — 2.8% (continued)

$ 7,325,000

AAA

  Virginia State Housing Development Authority, Commonwealth Mortgage Revenue, Series J, Sub-Series J-1, MBIA-Insured, 5.200, due
7/1/19

$
7,538,743

21,500,000

BBB+

York County, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02, 5.500% due 7/1/09 (d)

22,592,630

72,527,667

Washington — 0.0%

250,000

AAA

Washington State Public Power Supply System, (Nuclear Project No. 1), Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16

320,060

West Virginia — 0.4%

4,190,000

BBB-

Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12

4,060,613

7,540,000

BBB-

South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12

7,307,165

11,367,778

Wisconsin — 0.1%

1,325,000

Aaa*

Winneconne, WI Community School District GO, FGIC-Insured, (Call 4/1/06 @ 100), 6.750% due 4/1/16 (c)

1,387,235

Wisconsin State Health & Educational Facilities Authority Revenue:

1,000,000

A

Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20

1,034,399

1,000,000

AAA

Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16

1,060,320

3,481,954

TOTAL LONG-TERM INVESTMENTS (Cost — $2,274,496,503)

2,447,820,492

SHORT-TERM INVESTMENTS (i) — 4.0%

Alaska — 0.1%

2,000,000

A-1+

Valdez, AK Marine Terminal Revenue, (Exxon Pipeline Co. Project, Series B), 1.780% due 12/1/33

2,000,000

Arizona — 0.0%

100,000

A-1+

Phoenix, AZ IDA Revenue, (Valley of the Sun YMCA Project), LOC-Bank of America N.A., 1.800% due 1/1/31

100,000

California — 0.5%

400,000

VMIG1*

California Health Facilities Finance Authority Revenue, Adventist Health System, Series B, 1.760% due 9/1/25

400,000

240,000

A-1+

California Infrastructure & Economic Development Bank Insured Revenue, Rand Corp., Series B-1, 1.800% due 4/1/42

240,000

5,000,000

A-1+

California State Economic Recovery, Series C-1, 1.780% due 7/1/23

5,000,000

California State Department of Water Resources, Power Supply Revenue:

200,000

A-1+

Series B-1, 1.760% due 5/1/22

200,000

800,000

A-1+

Series B-6, 1.770% due 5/1/22

800,000

1,000,000

A-1+

Irvine, CA Import Board Act 1915, Assessment Distribution No. 94-15, 1.770% due 9/2/20

1,000,000

5,000,000

A-1+

M-S-R Public Power Agency, CA San Juan Project Revenue, Sub Lien, Series F, 1.760% due 7/1/22

5,000,000

12,640,000

Florida — 0.0%

600,000

A-1

Manatee County, FL Pollution Control Revenue, (Florida Power and Light Co. Project), 1.800% due 9/1/24

600,000

See Notes to
Financial Statements.

26        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Georgia — 0.1%

$ 200,000

A-1+

Atlanta, GA Water and Waste Water Revenue, Series C, FSA-Insured, 1.800% due 11/1/41

$
200,000

2,000,000

A-1+

Monroe County, GA Development Authority Pollution Control Revenue, (Oglethorpe Power Corp. Project), 1.830% due 1/1/22

2,000,000

2,200,000

Illinois — 0.2%

2,305,000

VMIG1*

Illinois Development Finance Authority Revenue, (Jewish Federation Metropolitan Chicago Projects), AMBAC-Insured, 1.800% due 9/1/32

2,305,000

1,000,000

A-1+

Illinois Health Facilities Authority Revenue, University of Chicago Hospitals, MBIA-Insured, 1.800% due 8/1/26

1,000,000

2,400,000

A-1+

Illinois Health Facilities Authority Revenue, OSF Healthcare System, 1.800% due 11/15/27

2,400,000

5,705,000

Louisiana — 0.0%

920,000

A-1+

East Baton Rouge Parish, LA PCR, (Exxon Project), 1.710% due 3/1/22

920,000

Maryland — 0.1%

3,700,000

VMIG1*

  Maryland State Economic Development Corp., Economic Development Revenue, Federation of American Societies, Series A, 1.830% due
7/1/30

3,700,000

Massachusetts — 0.0%

1,000,000

A-1+

Massachusetts State HEFA Revenue, Partners Healthcare Systems, Series D-6, 1.800% due 7/1/17

1,000,000

Michigan — 0.1%

1,200,000

A-1+

Northern, MI University Revenues, Gen, 1.800% due 6/1/31

1,200,000

Missouri — 0.8%

1,000,000

A-1+

Curators University, MO System Facilities Revenue, Series A, 1.790% due 11/1/32

1,000,000

200,000

A-1+

Missouri State HEFA Educational Facilities Revenue, Washington University, Series B, 1.790% due 3/1/40

200,000

8,700,000

A-1+

Missouri State HEFA, Health Facilities Revenue, Insured-Cox Health System, AMBAC-Insured, 1.800% due 6/1/22

8,700,000

Missouri State HEFA Revenue, Washington University:

2,160,000

A-1+

Series A, 1.790% due 2/15/34

2,160,000

6,300,000

A-1+

Series B, 1.810% due 2/15/34

6,300,000

1,600,000

A-1+

University, MO University Revenues, System Facilities, Series B 1.790% due 11/1/30

1,600,000

19,960,000

Nebraska — 0.2%

4,300,000

VMIG1*

Nebraska Educational Finance Authority Revenue, (Creighton University Project), AMBAC-Insured, 1.800% due 3/1/33

4,300,000

New York — 0.3%

1,100,000

A-1+

Long Island Power Authority, NY Electric System Revenue, Sub Series 2B, 1.770% due 5/1/33

1,100,000

100,000

A-1+

New York, NY, Sub Series A-4, 1.770% due 8/1/22

100,000

New York, NY City Transitional Finance Authority:

2,100,000

A-1+

Recovery Series 3, Sub Series 3F, 1.770% due 11/1/22

2,100,000

3,300,000

A-1

Future Tax Secured, Sub Series C5, 1.820% due 8/1/31

3,300,000

500,000

A-1+

The Port Authority of NY & NJ Special Obligation Revenue, Versatile Structure Obligation, Series 3, 1.800% due 6/1/20

500,000

7,100,000

See Notes to
Financial Statements.

27        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Pennsylvania — 0.2%

$ 1,500,000

A-1+

Geisinger Authority, PA Health System, Geisinger Health System, 1.800% due 8/1/28

$
1,500,000

3,900,000

A-1+

  Philadelphia, PA Hospitals & Higher Education Facilities Authority Revenue, Hospital—(Childrens Hospital Project), Series B, 1.800% due
7/1/25

3,900,000

200,000

A-1+

Philadelphia, PA Authority for IDR, Fox Chase Cancer Center, 1.800% due 7/1/10

200,000

5,600,000

Tennessee — 0.6%

Blount County, TN Public Building Authority, Local Government Public Improvement, AMBAC-Insured:

600,000

VMIG1*

1.840% due 6/1/17

600,345

100,000

VMIG1*

1.840% due 6/1/20

100,000

200,000

VMIG1*

1.840% due 6/1/22

200,000

6,400,000

VMIG1*

Clarksville, TN Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Board Fund, 1.800% due 7/1/31

6,400,000

1,400,000

A-1+

  Metropolitan Government Nashville & Davidson County, TN Housing & Educational Facilities Board Revenue, Vanderbilt University, Series A,
1.810% due 10/1/32

1,400,000

Sevier County, TN Public Building Authority, Local Government Public Improvement:

FSA-Insured:

400,000

VMIG1*

Series IV-B-2, 1.840% due 6/1/20

400,000

3,100,000

VMIG1*

Series IV-2, 1.840% due 6/1/20

3,100,000

AMBAC-Insured:

200,000

VMIG1*

Series IV-E-1, 1.840% due 6/1/30

200,000

1,000,000

VMIG1*

Series IV-E-3, 1.840% due 6/1/24

1,000,000

1,500,000

VMIG1*

Series IV-H-2, 1.840% due 6/1/27

1,500,000

100,000

VMIG1*

Series VI-C-5, 1.840% due 6/1/30

100,000

15,000,345

Texas — 0.2%

1,015,000

A-1+

  Bell County, TX Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, Series B-2, MBIA-Insured, 1.800% due
8/15/29

1,015,000

2,400,000

A-1+

  Harris County, TX Health Facilities Development Corp. Revenue, Saint Luke's Episcopal Hospital Series B, MBIA-Insured, 1.800% due
2/15/31

2,400,000

1,600,000

A-1+

  Harris County, TX Health Facilities Development Corp. Special Facilities Revenue, Texas Medical Center Project, MBIA-Insured, 1.800% due
2/15/22

1,600,000

5,015,000

Utah — 0.2%

5,000,000

A-1+

Murray City, UT Hospital Revenue, IHC Health Services Inc., Series D, 1.800% due 5/15/36

5,000,000

400,000

A-1+

Salt Lake County, UT PCR, (Service Station Holdings Project), 1.810% due 2/1/08

400,000

5,400,000

Washington — 0.3%

5,400,000

A-1+

Washington State Health Care Facilities Authority Revenue, Providence Services, Series A, MBIA-Insured, 1.800% due 12/1/30

5,400,000

3,900,000

VMIG1*

Washington State Housing Finance Community Non-profit Housing Revenue, YMCA Greater Seattle, 1.800% due 7/1/11

3,900,000

9,300,000

See Notes to
Financial Statements.

28        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Schedule of Investments (continued)

February 28, 2005

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Wyoming — 0.1%

$ 1,400,000

P-1

Unita County, WY PCR, (Chevron USA Inc. Project), 1.800% due 8/15/20 (i)

$
1,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost — $103,140,345)

103,140,345

TOTAL INVESTMENTS — 98.5% (Cost — $2,377,636,848**)

2,550,960,837

Other Assets in Excess of Liabilities — 1.5%

37,744,072

TOTAL NET ASSETS — 100.0%

$
2,588,704,909

(a)

All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.

(b)

Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c)

Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

All or a portion of this security has been segregated for open futures contracts commitments.

(e)

Bonds are escrowed to maturity with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)

Security is currently in default.

(h)

Security is fair valued in good faith by or under the direction of the Board of Directors.

(i)

Variable rate obligation payable at par on demand at any time on no more than seven days notice.

†

All or a portion of this security is held as collateral for open futures contracts commitments.

**

Aggregate cost for federal income tax purposes is $2,376,476,948.

See page 30 through 32 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry††

February 28, 2005

Education

20.1
%

General Obligation

16.9

Transportation

12.2

Hospital

11.4

Water and Sewer

6.0

Utilities

5.8

Pollution Control Revenue

3.9

Tobacco

3.2

Multifamily Housing

3.0

Other

17.5

100.0
%

††

As a percentage of total investments. Please note that Fund holdings are subject to change.

See Notes to Financial Statements.

29        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Bond Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard &
Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA

  —   Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA

  —   Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

—   Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation and “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D

  —   Bond rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aaa” to “Caa,”
where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

—   Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—   Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

30        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Bond Ratings (unaudited) (continued)

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.

Caa

  —   Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca

  —   Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

  —   Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR

— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

—   Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—   Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1

— Moody’s highest rating for issues having a demand feature — VRDO.

P-1

  —   Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

31        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

  Abbreviations*
(unaudited)

ABAG
— Association of Bay Area Governments
MBIA
— Municipal Bond Investors Assurance Corporation

ACA
— American Capital Insurance
MERLOT
— Municipal Exempt Receipts Liquidity Optional Tender

AIG
— American International Guaranty
MFH
— Multi-Family Housing

AMBAC
— Ambac Assurance Corporation
MSTC
— Municipal Securities Trust Certificates

AMT
— Alternative Minimum Tax
MUD
— Municipal Utilities District

BAN
— Bond Anticipation Notes
MVRICS
— Municipal Variable Rate Inverse Coupon Security

BIG
— Bond Investors Guaranty
PART
— Partnership Structure

CDA
— Community Development Authority
PCFA
— Pollution Control Finance Authority

CGIC
— Capital Guaranty Insurance Company
PCR
— Pollution Control Revenue

CHFCLI
— California Health Facility Construction Loan Insurance
PFA
— Public Financing Authority

CONNIE LEE
— College Construction Loan Insurance Association
PFC
— Public Finance Corporation

COP
— Certificate of Participation
PSFG
— Permanent School Fund Guaranty

CSD
— Central School District
Q-SBLF
— Qualified School Board Loan Fund

CTFS
— Certificates
Radian
— Radian Asset Assurance

DFA
— Development Finance Agency
RAN
— Revenue Anticipation Notes

EDA
— Economic Development Authority
RAW
— Revenue Anticipation Warrants

EFA
— Educational Facilities Authority
RDA
— Redevelopment Agency

FGIC
— Financial Guaranty Insurance Company
RIBS
— Residual Interest Bonds

FHA
— Federal Housing Administration
RITES
— Residual Interest Tax-Exempt Securities

FHLMC
— Federal Home Loan Mortgage Corporation
SFH
— Single-Family Housing

FLAIRS
— Floating Adjustable Interest Rate Securities
SPA
— Standby Bond Purchase Agreements

FNMA
— Federal National Mortgage Association
SWAP
— Swap Structure

FRTC
— Floating Rate Trust Certificates
SYCC
— Structural Yield Curve Certificate

FSA
— Financial Security Assurance
TAN
— Tax Anticipation Notes

GIC
— Guaranteed Investment Contract
TAR
— Tax Allocation Revenue

GNMA
— Government National Mortgage Association
TCRS
— Transferable Custodial Receipts

GO
— General Obligation
TECP
— Tax Exempt Commercial Paper

HDC
— Housing Development Corporation
TFA
— Transitional Finance Authority

HEFA
— Health & Educational Facilities Authority
TOB
— Tender Option Bond Structure

HFA
— Housing Finance Authority
TRAN
— Tax and Revenue Anticipation Notes

IBC
— Insured Bond Certificates
UFSD
— Unified Free School District

IDA
— Industrial Development Authority
UHSD
— Unified High School District

IDB
— Industrial Development Board
USD
— Unified School District

IDR
— Industrial Development Revenue
VA
— Veterans Administration

IFA
— Infrastructure Finance Agency
VRDD
— Variable Rate Daily Demand

INFLOS
— Inverse Floaters
VRDO
— Variable Rate Demand Obligation

ISD
— Independent School District
VRWE
— Variable Rate Wednesday Demand

ISO
— Independent System Operator
XLCA
— XL Capital Assurance

LOC
— Letter of Credit

*

Abbreviations may or may not appear in the Schedule of Investments.

32        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Statement of Assets and Liabilities

February 28, 2005

ASSETS:

Investments, at value (Cost — $2,377,636,848 )

$
2,550,960,837

Interest receivable

33,434,415

Receivable from broker — variation margin

7,560,938

Receivable for Fund shares sold

2,130,211

Prepaid expenses

42,248

Other receivable

457,010

Total Assets

2,594,585,659

LIABILITIES:

Payable for Fund shares reacquired

3,304,737

Payable to custodian

1,074,151

Investment advisory fee payable

622,603

Administration fee payable

348,795

Distribution plan fees payable

195,212

Transfer agency service fees payable

155,935

Directors’ fees payable

16,599

Accrued expenses

162,718

Total Liabilities

5,880,750

Total Net Assets

$
2,588,704,909

NET ASSETS:

Par value of capital shares (Note 6)

$
1,662,922

Capital paid in excess of par value

2,630,587,184

Overdistributed net investment income

(15,039
)

Accumulated net realized loss from investment transactions and futures contracts

(196,267,508
)

Net unrealized appreciation of investments and futures contracts

152,737,350

Total Net Assets

$
2,588,704,909

Shares Outstanding:

Class 1

3,339,765

Class A

128,131,708

Class B

21,763,873

Class C

11,702,527

Class Y

1,354,326

Net Asset Value:

Class 1 (and redemption price)

$15.52

Class A (and redemption price)

$15.57

Class B *

$15.58

Class C *

$15.57

Class Y (and redemption price)

$15.59

Maximum Public Offering Price Per Share:

Class 1 (based on maximum sales charge of 4.75%)

$16.29

Class A (based on maximum sales charge of 4.00%)

$16.22

*

Redemption price is NAV of Class B and C shares reduced by 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

33        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Statement of Operations

For the Year Ended February 28, 2005

INVESTMENT INCOME:

Interest

$
137,703,366

EXPENSES:

Investment advisory fee (Note 2)

8,263,318

Distribution plan fees (Notes 2 and 4)

6,852,885

Administration fee (Note 2)

4,628,038

Transfer agency service fees (Notes 2 and 4)

1,010,652

Audit and legal

212,195

Custody

183,661

Shareholder communications (Note 4)

121,775

Registration fees

107,948

Directors’ fees

100,569

Other

59,054

Total Expenses

21,540,095

Less: Investment advisory fee waiver (Notes 2 and 8)

(254,653
)

Net Expenses

21,285,442

Net Investment Income

116,417,924

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

AND FUTURES CONTRACTS (NOTES 1 AND 3):

Realized Loss from:

Investment transactions

(24,417,190
)

Futures contracts

(72,337,993
)

Net Realized Loss

(96,755,183
)

Net Change in Unrealized Appreciation/Depreciation of Investments and Futures Contracts

39,933,271

Increase from Payment by Affiliate (Note 2)

1,160,000

Net Loss on Investments and Futures Contracts

(55,661,912
)

Increase in Net Assets From Operations

$
60,756,012

See Notes to
Financial Statements.

34        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Statements of Changes in Net Assets

For the Years Ended February 28, 2005 and
February 29, 2004

2005

2004

OPERATIONS:

Net investment Income

$
116,417,924

$
123,630,400

Net realized loss

(96,755,183
)

(256,489
)

Net change in unrealized appreciation/depreciation

39,933,271

71,589,453

Increase from payment by affiliate

1,160,000

—

Increase in Net Assets From Operations

60,756,012

194,963,364

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income

(115,354,081
)

(121,963,138
)

Decrease in Net Assets From Distributions to Shareholders

(115,354,081
)

(121,963,138
)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares

320,496,851

330,449,199

Net asset value of shares issued for reinvestment of dividends

66,004,996

69,685,879

Cost of shares reacquired

(521,800,906
)

(550,913,593
)

Decrease in Net Assets From Fund Share Transactions

(135,299,059
)

(150,778,515
)

Decrease in Net Assets

(189,897,128
)

(77,778,289
)

NET ASSETS:

Beginning of year

2,778,602,037

2,856,380,326

End of year*

$
2,588,704,909

$
2,778,602,037

  *  Includes undistributed
(overdistributed) net investment income of:

$(15,039)

$128,804

See Notes to
Financial Statements.

35        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Financial Highlights

For a share of each class of capital stock
outstanding throughout each year ended February 28, unless otherwise noted:

Class 1 Shares(1)

2005

2004(2)

2003

2002

2001(3)

Net Asset Value, Beginning of Year

$15.83

$15.42

$15.68

$15.52

$15.10

Income (Loss) From Operations:

Net investment income

0.69

0.71

0.71

0.73
(4)

0.39

Net realized and unrealized gain (loss)

(0.31
)

0.40

(0.23
)

0.20
(4)

0.42

Total Income From Operations

0.38

1.11

0.48

0.93

0.81

Less Distributions From:

Net investment income

(0.69
)

(0.70
)

(0.74
)

(0.76
)

(0.39
)

Excess of net investment income

—

—

—

(0.01
)

—

Total Distributions

(0.69
)

(0.70
)

(0.74
)

(0.77
)

(0.39
)

Net Asset Value, End of Year

$15.52

$15.83

$15.42

$15.68

$15.52

Total Return(5)

2.52
%(6)

7.38
%

3.11
%

6.17
%

5.42
%‡

Net Assets, End of Year (millions)

$52

$57

$59

$62

$64

Ratios to Average Net Assets:

Expenses

0.74
%(7)

0.71
%

0.74
%

0.78
%

0.53
%†

Net investment income

4.47

4.55

4.55

4.69
(4)

5.11
†

Portfolio Turnover Rate

8
%

23
%

49
%

84
%

56
%

(1)

Per share amounts have been calculated using the monthly average shares method.

(2)

For the year ended February 29, 2004.

(3)

For the period from September 12, 2000 (inception date) to February 28, 2001.

(4)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.68%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less that $0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(5)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(6)

The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.45%.

(7)

The investment adviser voluntarily waived a portion of its management fee for the year ended February 28, 2005. If such fees were not voluntarily waived, the actual expense ratio would have been 0.75%.

‡

Total return is not annualized, as it may not be representative of the total return for the year.

†

Annualized.

See Notes to Financial Statements.

36        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Financial Highlights (continued)

For a share of each class of capital stock
outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares(1)

2005

2004(2)

2003

2002

2001

Net Asset Value, Beginning of Year

$15.88

$15.47

$15.71

$15.52

$14.16

Income (Loss) From Operations:

Net investment income

0.70

0.72

0.72

0.75
(3)

0.77

Net realized and unrealized gain (loss)

(0.31
)

0.40

(0.22
)

0.20
(3)

1.35

Total Income From Operations

0.39

1.12

0.50

0.95

2.12

Less Distributions From:

Net investment income

(0.70
)

(0.71
)

(0.74
)

(0.75
)

(0.76
)

Excess of net investment income

—

—

—

(0.01
)

—

Total Distributions

(0.70
)

(0.71
)

(0.74
)

(0.76
)

(0.76
)

Net Asset Value, End of Year

$15.57

$15.88

$15.47

$15.71

$15.52

Total Return(4)

2.56
%(5)

7.40
%

3.21
%

6.29
%

15.33
%

Net Assets, End of Year (millions)

$1,995

$2,011

$1,981

$2,070

$2,008

Ratios to Average Net Assets:

Expenses

0.69
%(6)

0.68
%

0.68
%

0.68
%

0.68
%

Net investment income

4.52

4.58

4.61

4.79
(3)

5.15

Portfolio Turnover Rate

8
%

23
%

49
%

84
%

56
%

Class B Shares(1)

2005

2004(2)

2003

2002

2001

Net Asset Value, Beginning of Year

$15.89

$15.48

$15.72

$15.53

$14.16

Income (Loss) From Operations:

Net investment income

0.62

0.63

0.64

0.66
(7)

0.69

Net realized and unrealized gain (loss)

(0.31
)

0.41

(0.23
)

0.21
(7)

1.36

Total Income From Operations

0.31

1.04

0.41

0.87

2.05

Less Distributions From:

Net investment income

(0.62
)

(0.63
)

(0.65
)

(0.67
)

(0.68
)

Excess of net investment income

—

—

—

(0.01
)

—

Total Distributions

(0.62
)

(0.63
)

(0.65
)

(0.68
)

(0.68
)

Net Asset Value, End of Year

$15.58

$15.89

$15.48

$15.72

$15.53

Total Return(4)

2.01
%(5)

6.83
%

2.66
%

5.72
%

14.75
%

Net Assets, End of Year (millions)

$339

$479

$592

$685

$801

Ratios to Average Net Assets:

Expenses

1.21
%(6)

1.20
%

1.19
%

1.20
%

1.20
%

Net investment income

4.00

4.06

4.09

4.25
(7)

4.63

Portfolio Turnover Rate

8
%

23
%

49
%

84
%

56
%

(1)

Per share amounts have been calculated using the monthly average shares method.

(2)

For the year ended February 29, 2004.

(3)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class A shares, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01 per share, $0.01 per share and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(5)

The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return for Class A and B shares would have been 2.49% and 1.95%, respectively.

(6)

The investment adviser voluntarily waived a portion of its management fee for the year ended February 28, 2005. If such fees were not voluntarily waived, the actual expense ratios for
Class A and B shares would have been 0.70% and 1.22%, respectively.

(7)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class B shares, the ratio of net investment income to average net assets would have been 4.24%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than
$0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

37        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Financial Highlights (continued)

For a share of each class of capital stock
outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares(1)(2)

2005

2004(3)

2003

2002

2001

Net Asset Value, Beginning of Year

$15.88

$15.47

$15.71

$15.52

$14.15

Income (Loss) From Operations:

Net investment income

0.62

0.63

0.63

0.66
(4)

0.68

Net realized and unrealized gain (loss)

(0.32
)

0.40

(0.22
)

0.20
(4)

1.36

Total Income From Operations

0.30

1.03

0.41

0.86

2.04

Less Distributions From:

Net investment income

(0.61
)

(0.62
)

(0.65
)

(0.66
)

(0.67
)

Excess of net investment income

—

—

—

(0.01
)

—

Total Distributions

(0.61
)

(0.62
)

(0.65
)

(0.67
)

(0.67
)

Net Asset Value, End of Year

$15.57

$15.88

$15.47

$15.71

$15.52

Total Return(5)

1.97
%(6)

6.80
%

2.62
%

5.68
%

14.72
%

Net Assets, End of Year (millions)

$182

$196

$189

$184

$162

Ratios to Average Net Assets:

Expenses

1.24
%(7)

1.24
%

1.24
%

1.24
%

1.25
%

Net investment income

3.97

4.02

4.05

4.22
(4)

4.58

Portfolio Turnover Rate

8
%

23
%

49
%

84
%

56
%

(1)

On April 29, 2004, Class L shares were renamed as Class C shares.

(2)

Per share amounts have been calculated using the monthly average shares method.

(3)

For the year ended February 29, 2004.

(4)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01 per share, $0.01 per share and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(5)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(6)

The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.90%.

(7)

The investment adviser voluntarily waived a portion of its management fees for the year ended February 28, 2005. If such fees were not voluntarily waived, the actual expense ratio would have been 1.25%.

See Notes to Financial
Statements.

38        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Financial Highlights (continued)

For a share of each class of capital stock
outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares(1)

2005

2004(2)

2003

2002

2001

Net Asset Value, Beginning of Year

$15.90

$15.48

$15.73

$15.54

$14.18

Income (Loss) From Operations:

Net investment income

0.72

0.75

0.74

0.77
(3)

0.79

Net realized and unrealized gain (loss)

(0.30
)

0.41

(0.23
)

0.21
(3)

1.36

Total Income From Operations

0.42

1.16

0.51

0.98

2.15

Less Distributions From:

Net investment income

(0.73
)

(0.74
)

(0.76
)

(0.78
)

(0.79
)

Excess of net investment income

—

—

—

(0.01
)

—

Total Distributions

(0.73
)

(0.74
)

(0.76
)

(0.79
)

(0.79
)

Net Asset Value, End of Year

$15.59

$15.90

$15.48

$15.73

$15.54

Total Return(4)

2.74
%(5)

7.66
%

3.32
%

6.47
%

15.52
%

Net Assets, End of Year (millions)

$21

$36

$36

$33

$27

Ratios to Average Net Assets:

Expenses

0.50
%(6)

0.50
%

0.50
%

0.50
%

0.50
%

Net investment income

4.70

4.76

4.78

4.92
(3)

5.33

Portfolio Turnover Rate

8
%

23
%

49
%

84
%

56
%

(1)

Per share amounts have been calculated using the monthly average shares method.

(2)

For the year ended February 29, 2004.

(3)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01 per share, $0.01 per share and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(5)

The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.67%.

(6)

The investment adviser voluntarily waived a portion of its management fees for the year ended February 28, 2005. If such fees were not voluntarily waived, the actual expense ratio would have been 0.51%.

See Notes to Financial
Statements.

39        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Notes to Financial Statements

1.
Organization and Significant Accounting Policies

The Smith Barney Managed Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are
significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities.
Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year.
Therefore, no federal tax provision is required.

40        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

(g) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Overdistributed Net Investment Income

Accumulated Net Realized Loss

Paid-in Capital

$38,244(a)

—

$(38,244
)

$(1,245,930)(b)

$1,245,930

—

(a)

Reclassifications are primarily due to a taxable overdistribution.

(b)

Reclassifications are primarily due to differences between book and tax accretion of market discount on fixed-income securities.

2.
Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of
Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the Fund’s average daily net assets up to $500 million; 0.32% on the next $1.0 billion and 0.29% of the Fund’s average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

During the year ended February 28, 2005, SBFM voluntarily waived a portion of its investment advisory fee in the amount of $254,653.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Funds’s average daily net assets up to $500 million; 0.18% on the next $1.0 billion and 0.16% of the Fund’s average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

During the year ended February 28, 2005, SBFM reimbursed the Fund in the amount of $1,160,000 for losses incurred resulting from an investment transaction error.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended February 28, 2005, the Fund paid transfer agent fees of $573,208 to CTB and PSS.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

On February 2, 2004, sales charges on Class L shares were eliminated.
Effective April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

There are maximum sales charges of 4.75% and 4.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

41        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

For the year ended February 28, 2005, CGM and its affiliates received sales charges of approximately $69,000 and $2,711,000 on sales of the
Fund’s Class 1 and A shares, respectively. In addition, for the year ended February 28, 2005, CDSCs paid to CGM and its affiliates were approximately:

Class A

Class B

Class C

CDSCs

$
34,000

$
484,000

$
19,000

All officers and one Director of the
Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3.
Investments

During the year ended February 28, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
214,771,054

Sales

398,984,528

At February 28, 2005, the aggregate
gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
184,770,538

Gross unrealized depreciation

(10,286,649
)

Net unrealized appreciation

$
174,483,889

At February 28, 2005, the Fund had the
following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Gain (Loss)

Contracts to Sell:

U.S. Treasury Bonds

7,160

3/05

$
786,903,283

$
809,751,250

$
(22,847,967
)

U.S. Treasury Bonds

1,430

6/05

162,912,890

160,651,562

2,261,328

Net Unrealized Loss

$
(20,586,639
)

4.
Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively. For the year ended
February 28, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

Class A

Class B

Class C

Rule 12b-1 Distribution Plan Fees

$
2,970,045

$
2,583,316

$
1,299,524

For the year ended February 28, 2005,
total Transfer Agency Service fees were as follows:

Class 1

Class A

Class B

Class C

Class Y

Transfer Agency Service Fees

$
119,197

$
623,632

$
201,444

$
66,289

$
90

42        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

For the year ended February 28, 2005, total Shareholder Communication expenses were as follows:

Class 1

Class A

Class B

Class C

Class Y

Shareholder Communication Expenses

$
7,566

$
81,383

$
22,861

$
9,249

$
716

5.
Distributions Paid to Shareholders by Class

Year Ended February 28, 2005

Year Ended February 29, 2004

Net Investment Income

Class 1

$
2,377,985

$
2,612,750

Class A

88,892,626

88,856,780

Class B

15,615,324

21,337,171

Class C†

7,268,966

7,483,407

Class Y

1,199,180

1,673,030

Total

$
115,354,081

$
121,963,138

†
On April 29, 2004, Class L shares were renamed as Class C shares.

6.
Capital Shares

At February 28, 2005, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Year Ended February 28, 2005

Year Ended February 29, 2004

Shares

Amount

Shares

Amount

Class 1

Shares sold

134,940

$
2,096,055

121,482

$
1,897,192

Shares issued on reinvestment

153,563

2,377,980

167,396

2,612,749

Shares reacquired

(555,451
)

(8,622,820
)

(523,716
)

(8,181,182
)

Net Decrease

(266,948
)

$
(4,148,785
)

(234,838
)

$
(3,671,241
)

Class A

Shares sold

17,828,129

$
277,750,959

15,920,156

$
249,903,226

Shares issued on reinvestment

3,228,255

50,147,514

3,189,025

49,938,511

Shares reacquired

(19,571,432
)

(304,551,325
)

(20,540,074
)

(321,362,728
)

Net Increase (Decrease)

1,484,952

$
23,347,148

(1,430,893
)

$
(21,520,991
)

Class B

Shares sold

1,078,403

$
16,804,257

2,244,658

$
35,112,795

Shares issued on reinvestment

565,634

8,796,138

770,691

12,072,707

Shares reacquired

(10,014,559
)

(156,050,872
)

(11,112,328
)

(174,078,888
)

Net Decrease

(8,370,522
)

$
(130,450,477
)

(8,096,979
)

$
(126,893,386
)

Class C†

Shares sold

1,530,989

$
23,845,505

2,125,987

$
33,403,774

Shares issued on reinvestment

281,721

4,377,705

286,587

4,488,729

Shares reacquired

(2,417,414
)

(37,604,134
)

(2,314,352
)

(36,251,978
)

Net Increase (Decrease)

(604,704
)

$
(9,380,924
)

98,222

$
1,640,525

Class Y

Shares sold

5

$
75

650,885

$
10,132,212

Shares issued on reinvestment

19,631

305,659

36,542

573,183

Shares reacquired

(954,476
)

(14,971,755
)

(706,182
)

(11,038,817
)

Net Decrease

(934,840
)

$
(14,666,021
)

(18,755
)

$
(333,422
)

†
On April 29, 2004, Class L shares were renamed as Class C shares.

43        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

7.
Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the years ended February 28, 2005 and February 29, 2004 was as follows:

2005

2004

Distributions paid from:

Tax Exempt Income

$
114,681,655

$
121,956,052

Ordinary Income

672,426

7,086

Total Distributions Paid

$
115,354,081

$
121,963,138

Subsequent to the fiscal year end, the
Fund has made the following distributions:

Record Date

Payable Date

Class A

Class B

Class C

Class 1

Class Y

3/15/05

3/18/05

$0.0580

$0.0511

$0.0507

$0.0574

$0.0603

As of February 28, 2005, the
components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforward(1)

$
(190,844,658
)

Other book/tax temporary differences(2)

(6,597,789
)

Unrealized appreciation(3)

153,897,250

Total accumulated earnings/(losses) — net

$
(43,545,917
)

(1)

On February 28, 2005, the Fund had net capital loss carryforwards as follows:

Year of Expiration

Amount

2/28/2008

$
6,474,126

2/28/2009

33,918,659

2/28/2011

60,003,856

2/28/2013

90,448,017

$
190,844,658

These amounts will be available to offset any future taxable capital gains.

(2)

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized losses on certain futures contracts and the deferral of post-October capital losses for tax purposes and differences in the book/tax treatment of various items.

(3)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

8.
Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset
Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM;
and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in
1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

44        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

CAM did not disclose the revenue
guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation
and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no
assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.
Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the
“Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith
Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the
Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the
Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the
Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of
the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

45        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of

Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. (“Fund”) as of February 28, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Municipals Fund Inc. as of February 28, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 19, 2005

46        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Additional Information (unaudited)

Information about Directors and
Officers

The business and affairs of the Smith Barney Managed Municipals Fund Inc. (“Fund”) are managed under the direction of the Board of
Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling the
Fund’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the sub-transfer agents (PFPC at 1-800-451-2010 and Primerica Shareholder Services at 1-800-544-5445).

Name, Address, and Birth Year

Position(s) Held with Fund

Term of Office* and Length of Time Served

Principal Occupation(s) During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Director

Other Board Memberships Held by Director

Non-Interested Directors:

Dwight B. Crane Harvard Business School Soldiers Field Morgan Hall #375 Boston, MA 02163 Birth Year: 1937

Director

Since 1995

Professor, Harvard Business School

49

None

Burt N. Dorsett The Staford #702 5601 Turtle Bay Drive Naples, FL 34108 Birth Year: 1930

Director

Since 1991

President of Dorsett McCabe Capital Management Inc.; Chief Investment Officer of Leeb Capital Management, Inc. (since 1999)

27

None

Elliot S. Jaffe The Dress Barn Inc. Executive Office 30 Dunnigan Drive Suffern, NY 10901 Birth Year: 1926

Director

Since 1991

Chairman of the Board of The Dress Barn, Inc.

27

The Dress Barn, Inc.

Stephen E. Kaufman Stephen E. Kaufman PC 277 Park Avenue, 47th Floor New York, NY 10172 Birth Year: 1932

Director

Since 1995

Attorney

55

None

Cornelius C. Rose, Jr. P.O. Box 5388 West Lebanon, NH 03784 Birth Year: 1932

Director

Since 1991

Chief Executive Officer of Performance Learning Systems

27

None

Interested Director:

R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951

Chairman, President and Chief Executive Officer

Since 2002

Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly Portfolio Manager of Smith Barney Allocation
Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)

219

None

47        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address, and Birth Year

Position(s) Held with Fund

Term of Office* and Length of Time Served

Principal Occupation(s) During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Director

Other Board Memberships Held by Director

Officers:

Andrew B. Shoup CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1956

Senior Vice President and Chief Administrative Officer

Since 2003

Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global
Funds Administration of CAM (from 2000 to 2001);

N/A

N/A

Kaprel Ozsolak CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965

Chief Financial Officer and Treasurer

Since 2004

Vice President of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Controller of certain mutual Funds associated with Citigroup (from 2002 to 2004)

N/A

N/A

Joseph P. Deane CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1947

Vice President and Investment Officer

Since 1989

Managing Director of CGM; Investment Officer of SBFM

N/A

N/A

David T. Fare CAM 399 Park Avenue New York, NY 10022 Birth Year: 1962

Vice President and Investment Officer

Since 2004

Director of CGM; Investment Officer of SBFM

N/A

N/A

Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962

Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer

Since 2002 Since 2004

Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti-Money Laundering Compliance Officer, Chief Compliance Officer and Vice President of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Chief Compliance Officer: SBFM, TIA, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc.

N/A

N/A

  Robert I. Frenkel   CAM   300 First
Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954

Secretary and Chief Legal Officer

Since 2003

Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup

N/A

N/A

*

Each Director and Officer serves until his or her successor has been duly elected and qualified.

**

Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

48        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

Important Tax Information (unaudited)

All of the net investment income
distributions paid monthly by the Fund during the taxable year ended February 28, 2005, qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid an ordinary income distribution of $0.0038 to shareholders of record on December 14, 2004.

Please retain this information for your records.

49        Smith Barney Managed Municipals Fund
Inc.      |      2005 Annual Report

SMITH BARNEY

MANAGED MUNICIPALS FUND INC.

DIRECTORS

Dwight B. Crane

Burt N. Dorsett

R. Jay Gerken, CFA

Chairman

Elliot S. Jaffe

Stephen E. Kaufman

Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA

President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative
Officer

Kaprel Ozsolak

Chief Financial Officer

and Treasurer

Joseph P. Deane

Vice President and

Investment Officer

David T. Fare

Vice President and

Investment Officer

Andrew Beagley

Chief
Anti-Money Laundering
Compliance Officer and

Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT ADVISER

AND
ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER
AGENT

Citicorp Trust Bank, fsb.

125
Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC
Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

Smith Barney Managed Municipals Fund Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2005 Citigroup
Global Markets Inc. Member NASD, SIPC

FD02207 4/05

05-8248

ITEM 2.

CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Dwight B. Crane, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in
Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Crane as the Audit Committee’s financial expert. Mr. Crane is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees for the Smith Barney Managed Municipals Fund Inc. were $57,000 and $57,000 for the years ended 2/28/05 and 2/29/04.

(b)

Audit-Related Fees for the Smith Barney Managed Municipals Fund Inc. were $0 and $0 for the years ended 2/28/05 and 2/29/04.

(c)

Tax Fees for Smith Barney Managed Municipals Fund Inc. were $3,100 and $3,200 for the years ended 2/28/05 and 2/29/04. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Managed
Municipals Fund Inc.

(d)

All Other Fees for Smith Barney Managed Municipals Fund Inc. were $0 and $0 for the years ended 2/28/05 and 2/29/04.

(e)

(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or
Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public

accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i)
bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind
reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi)
management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii)
legal services and expert services
unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight
Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the
Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the
Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Managed Municipals Fund Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 2/28/05 and 2/29/04; Tax Fees were 100% and 100% for the years ended 2/28/05 and 2/29/04; and Other Fees were 100% and 100% for the years ended 2/28/05 and 2/29/04.

(f)

N/A

(g)

Non-audit fees billed by the Accountant for services rendered to Smith Barney Managed Municipals Fund Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Managed Municipals Fund Inc. Fees billed to and paid by Citigroup Global Markets Inc. related to transfer agent matter as fully described in the notes to the financial statements titled “Additional
Information” were $75,000 and $0 for the years ended 2/28/05 and 2/29/04.

(h)

Yes. The Smith Barney Managed Municipals Fund Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Smith Barney Funds, Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

[RESERVED]

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

[RESERVED]

ITEM 9.

CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.

EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT

Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Managed Municipals Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of

Smith Barney Managed Municipals Fund Inc.

Date:

May 6, 2005

Pursuant to the
requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of

Smith Barney Managed Municipals Fund Inc.

Date:

May 6, 2005

By:

/s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer of

Smith Barney Managed Municipals Fund Inc.

Date:

May 6, 2005